UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Becky L. Park

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 29, 2024

Invest with the
goal of income
and stability

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	2.04%	1.33%	1.45%
Class A shares (reflecting 2.50% maximum sales charge)	–0.76	0.54	0.93

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.37% for Class F-2 shares and 0.62% for Class A shares as of the prospectus dated November 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s net 30-day yield as of February 29, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 4.60% for Class F-2 shares and 4.20% for Class A shares. The fund’s gross 30-day yield as of that date was 4.57% for Class F-2 shares and 4.17% for Class A shares. The fund’s 12-month distribution rate as of that date was 3.93% for Class F-2 shares and 3.55% for Class A shares. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Intermediate Bond Fund of America for the periods ended February 29, 2024, are shown in the table below, as well as results of the fund’s primary and secondary benchmarks and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/IBAFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

46	Financial statements

49	Notes to financial statements

63	Financial highlights

Results at a glance

(for periods ended February 29, 2024, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (Since Class A inception on 2/19/88)

Intermediate Bond Fund of America (Class F-2 shares)[1]	2.63%	3.74%	1.39%	1.36%	4.26%
Intermediate Bond Fund of America (Class A shares)	2.47	3.45	1.11	1.10	4.01
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index[2,3]	2.47	4.21	1.10	1.24	4.56
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index[3,4]	2.52	4.00	0.94	1.34	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[5]	3.13	4.86	1.45	1.38	4.60

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[3]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[4]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[5]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: London Stock Exchange Group.

Intermediate Bond Fund of America	1

Investment portfolio February 29, 2024	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	16.80%
AAA/Aaa	53.36
AA/Aa	5.58
A/A	14.34
BBB/Baa	7.29
Unrated	0.01
Short-term securities & other assets less liabilities	2.62
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.36%	Principal amount (000)			Value (000)
Mortgage-backed obligations 43.87%
Federal agency mortgage-backed obligations 35.21%
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD	1		$1
Fannie Mae Pool #AB4213 3.00% 1/1/2027[1]		423		410
Fannie Mae Pool #AJ9184 3.50% 1/1/2027[1]		792		770
Fannie Mae Pool #AB4920 3.00% 4/1/2027[1]		3,229		3,132
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]		1		1
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]		—	[2]	—	[2]
Fannie Mae Pool #AX3593 3.00% 6/1/2027[1]		1,441		1,400
Fannie Mae Pool #AO7778 3.00% 7/1/2027[1]		386		371
Fannie Mae Pool #310129 3.50% 7/1/2027[1]		1,859		1,815
Fannie Mae Pool #AB7551 3.00% 1/1/2028[1]		114		109
Fannie Mae Pool #AR9883 3.00% 4/1/2028[1]		102		98
Fannie Mae Pool #AT0321 3.50% 4/1/2028[1]		145		140
Fannie Mae Pool #AT4968 3.00% 5/1/2028[1]		266		255
Fannie Mae Pool #AB9654 3.00% 6/1/2028[1]		2,433		2,344
Fannie Mae Pool #AB9935 3.00% 7/1/2028[1]		2,312		2,226
Fannie Mae Pool #AS0192 3.00% 8/1/2028[1]		3,337		3,212
Fannie Mae Pool #AS0113 3.50% 8/1/2028[1]		1,355		1,316
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]		8		8
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]		2		2
Fannie Mae Pool #AU6684 3.50% 9/1/2028[1]		4,908		4,765
Fannie Mae Pool #AS0503 3.50% 9/1/2028[1]		4,075		3,956
Fannie Mae Pool #AU8095 3.50% 9/1/2028[1]		596		575
Fannie Mae Pool #AS0756 3.00% 10/1/2028[1]		3,341		3,213
Fannie Mae Pool #AU7549 3.50% 10/1/2028[1]		1,866		1,812
Fannie Mae Pool #AS1063 3.00% 11/1/2028[1]		5,353		5,146
Fannie Mae Pool #AS0904 3.50% 11/1/2028[1]		2,647		2,571
Fannie Mae Pool #AS1071 3.50% 11/1/2028[1]		2,456		2,385
Fannie Mae Pool #AS0905 3.50% 11/1/2028[1]		2,077		2,017
Fannie Mae Pool #AV0637 3.50% 11/1/2028[1]		233		226

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AS1296 3.00% 12/1/2028[1]	USD	3,904	$3,750
Fannie Mae Pool #AV4997 3.50% 1/1/2029[1]		2,660	2,580
Fannie Mae Pool #AL4843 3.50% 2/1/2029[1]		3,085	2,994
Fannie Mae Pool #AS1641 3.50% 2/1/2029[1]		1,931	1,874
Fannie Mae Pool #AS1639 3.50% 2/1/2029[1]		1,050	1,018
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]		1	1
Fannie Mae Pool #AW1249 3.00% 5/1/2029[1]		313	297
Fannie Mae Pool #AL5688 3.50% 8/1/2029[1]		4,683	4,548
Fannie Mae Pool #AX1256 3.50% 8/1/2029[1]		458	442
Fannie Mae Pool #AX1293 3.50% 9/1/2029[1]		1,509	1,459
Fannie Mae Pool #AL6368 3.00% 10/1/2029[1]		1,371	1,312
Fannie Mae Pool #AL6140 3.50% 12/1/2029[1]		6,668	6,448
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		60	58
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]		111	106
Fannie Mae Pool #AZ3371 3.50% 7/1/2030[1]		3,228	3,122
Fannie Mae Pool #AL7141 3.50% 7/1/2030[1]		986	950
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		78	75
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]		147	142
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]		892	836
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]		232	218
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]		21	19
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		4	4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]		7,772	7,498
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]		7	7
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]		64	59
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		23	23
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		16	16
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		36	35
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		143	142
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		60	59
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]		100	101
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]		2,510	2,114
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]		2,820	2,367
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]		32,389	27,187
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]		26,543	22,263
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		235	233
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		53,626	44,878
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]		12,727	10,659
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]		4,905	4,108
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]		95,099	79,551
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]		8,631	7,248
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		226	213
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		101	100
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		22,681	18,932
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		64	64
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]		38,497	30,889
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		5,298	4,420
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		128	127
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		5,030	4,194
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		1,724	1,437
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		322	296
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		159	145
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		44	40
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		73	67
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,497	1,373
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		490	448
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		70	64
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		47	43
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		105	96
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		832	758
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		31,880	28,914
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		1,172	1,039
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]		17,663	16,013
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		1,446	1,276
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		686	625
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		225	207
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		105	96

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	USD	90	$82
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		47	43
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		48	45
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,179	1,111
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		28,674	26,133
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		516	470
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		677	638
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		914	861
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		267	251
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		115	112
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		354	337
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		2,107	2,181
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		8,297	7,500
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		5,616	5,142
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,410	1,281
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		7,260	6,638
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		4,121	3,742
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]		50,845	44,355
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		22,315	19,213
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		5,269	4,764
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]		42,432	36,764
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		3,992	3,339
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		171	148
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		11,169	9,349
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		88	76
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		325	281
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		144	124
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]		9,438	7,817
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		5,693	4,781
Fannie Mae Pool #FM4969 2.00% 12/1/2050[1]		4,818	3,843
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,798	1,423
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]		5,397	4,740
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		91	79
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		6,144	4,865
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		49	42
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		18,531	15,455
Fannie Mae Pool #BR4075 2.00% 3/1/2051[1]		15,510	12,359
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		8,246	6,507
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		85	67
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		21,604	18,812
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		1,411	1,218
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		170	147
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]		39,728	31,384
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		3,620	2,998
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		132	114
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		1,495	1,249
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		6,110	5,273
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		390	310
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		8,690	7,265
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		4,137	3,473
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		9,718	8,409
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		4,190	3,633
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		2,711	2,339
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		1,220	1,060
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		26,850	22,688
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		15,446	12,850
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		14,064	11,724
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]		13,820	11,495
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		6,788	5,652
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		5,835	4,877
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		5,315	4,431
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		5,263	4,397
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		4,492	3,759
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		6,189	5,415
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		1,202	1,043
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		12,718	11,000
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		2,803	2,419

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD	41,788	$32,928
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		22,949	18,091
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		5,995	4,753
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		1,635	1,360
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		4,743	4,146
Fannie Mae Pool #BT8263 4.50% 6/1/2052[1]		50	47
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]		3,375	3,109
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		827	840
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]		279	276
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		99,628	91,748
Fannie Mae Pool #BV0952 4.50% 9/1/2052[1]		977	925
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		758	718
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		20,685	19,594
Fannie Mae Pool #BW1215 4.50% 10/1/2052[1]		2,345	2,222
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		7,822	7,765
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		7,105	7,053
Fannie Mae Pool #BW1209 5.50% 10/1/2052[1]		665	660
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]		3,582	3,393
Fannie Mae Pool #BX3101 5.50% 11/1/2052[1]		185	183
Fannie Mae Pool #BX1043 5.50% 11/1/2052[1]		143	142
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		19,860	19,698
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]		72,280	66,563
Fannie Mae Pool #FS5675 4.50% 1/1/2053[1]		27,260	25,822
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]		3,018	2,992
Fannie Mae Pool #BX5592 5.50% 1/1/2053[1]		992	985
Fannie Mae Pool #BX3744 5.50% 1/1/2053[1]		860	854
Fannie Mae Pool #BX0856 5.50% 1/1/2053[1]		28	28
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		18,329	18,429
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]		467	470
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		19,142	18,957
Fannie Mae Pool #BX7551 5.50% 2/1/2053[1]		2,570	2,547
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		9,407	9,461
Fannie Mae Pool #BX9111 5.50% 3/1/2053[1]		2,194	2,174
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		1,831	1,819
Fannie Mae Pool #BX7555 5.50% 3/1/2053[1]		1,226	1,215
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]		1,088	1,079
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		9,346	9,394
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		32,628	32,298
Fannie Mae Pool #BX9999 5.50% 4/1/2053[1]		3,594	3,560
Fannie Mae Pool #BX8883 5.50% 4/1/2053[1]		2,461	2,438
Fannie Mae Pool #BY3206 5.50% 4/1/2053[1]		2,137	2,119
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]		1,952	1,940
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]		1,774	1,758
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]		1,701	1,690
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		29,150	29,291
Fannie Mae Pool #CB6597 6.00% 4/1/2053[1]		468	472
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		5,480	5,645
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		8,707	8,453
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		22,264	22,046
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]		2,714	2,691
Fannie Mae Pool #BY2505 5.50% 5/1/2053[1]		2,322	2,300
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]		2,277	2,256
Fannie Mae Pool #BY3207 5.50% 5/1/2053[1]		1,879	1,863
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]		1,187	1,177
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		76,892	77,290
Fannie Mae Pool #BY1721 6.00% 5/1/2053[1]		6,054	6,102
Fannie Mae Pool #BY2260 6.00% 5/1/2053[1]		1,091	1,097
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]		6,365	6,028
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		59,336	58,752
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		28,673	28,442
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]		1,201	1,191
Fannie Mae Pool #BY4218 5.50% 6/1/2053[1]		991	981
Fannie Mae Pool #BY5242 5.50% 6/1/2053[1]		43	43
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		116,632	117,197
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		31,072	31,249
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		19,020	19,189
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		13,931	14,043

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS4775 6.00% 6/1/2053[1]	USD	10,876		$10,941
Fannie Mae Pool #BW5303 6.00% 6/1/2053[1]		364		366
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		21,084		21,590
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		7,371		7,505
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		5,456		5,573
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		21,683		20,539
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		96,359		95,382
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		2,133		2,143
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]		8,763		8,299
Fannie Mae Pool #MA5108 6.00% 8/1/2053[1]		188,797		189,752
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		51,303		51,544
Fannie Mae Pool #CB7122 6.00% 9/1/2053[1]		42,009		42,231
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		288		285
Fannie Mae Pool #FS6163 6.00% 10/1/2053[1]		38,358		38,638
Fannie Mae Pool #CB7438 6.00% 11/1/2053[1]		46,304		46,548
Fannie Mae Pool #CB7480 6.00% 11/1/2053[1]		32,101		32,270
Fannie Mae Pool #CB7617 6.00% 12/1/2053[1]		175,021		175,908
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]		127,263		127,857
Fannie Mae Pool #FS6610 6.50% 12/1/2053[1]		34,256		34,880
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]		2,436		2,502
Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]		44,154		44,369
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]		3,112		3,126
Fannie Mae Pool #CB7932 6.00% 2/1/2054[1]		23,001		23,113
Fannie Mae Pool #CB7933 6.50% 2/1/2054[1]		42,765		43,559
Fannie Mae Pool #CB7917 6.50% 2/1/2054[1]		919		936
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		12,572		11,079
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]		1,359		1,298
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		8,354		7,363
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		5,304		4,754
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		10,257		8,510
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]		2,776		2,324
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		3,206		3,047
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]		82		87
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		158		166
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		30		31
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.584% 7/25/2024[1,3]		878		868
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.526% 11/25/2024[1,3]		695		683
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]		95		83
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]		330		283
Freddie Mac Pool #G14278 3.50% 10/1/2026[1]		2,166		2,122
Freddie Mac Pool #J17236 3.50% 11/1/2026[1]		476		464
Freddie Mac Pool #ZK3828 3.00% 1/1/2027[1]		582		563
Freddie Mac Pool #G14502 3.00% 2/1/2027[1]		1,081		1,050
Freddie Mac Pool #ZK3899 3.00% 2/1/2027[1]		149		144
Freddie Mac Pool #ZK3929 3.00% 3/1/2027[1]		345		334
Freddie Mac Pool #ZK3934 3.00% 3/1/2027[1]		72		69
Freddie Mac Pool #ZK6134 3.00% 10/1/2028[1]		2,489		2,396
Freddie Mac Pool #ZK6157 3.00% 10/1/2028[1]		2,423		2,331
Freddie Mac Pool #J25843 3.50% 10/1/2028[1]		1,073		1,044
Freddie Mac Pool #ZA3673 3.00% 11/1/2028[1]		5,213		5,011
Freddie Mac Pool #V60341 3.00% 11/1/2028[1]		3,001		2,889
Freddie Mac Pool #ZK6172 3.00% 11/1/2028[1]		1,160		1,115
Freddie Mac Pool #J26473 3.50% 11/1/2028[1]		3,023		2,938
Freddie Mac Pool #J26343 3.50% 11/1/2028[1]		1,100		1,068
Freddie Mac Pool #V60362 3.00% 12/1/2028[1]		1,895		1,824
Freddie Mac Pool #G14942 3.50% 12/1/2028[1]		4,152		4,036
Freddie Mac Pool #V60368 3.50% 12/1/2028[1]		2,117		2,059
Freddie Mac Pool #V60448 3.00% 1/1/2029[1]		2,213		2,130
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]		953		918
Freddie Mac Pool #ZA3699 3.00% 2/1/2029[1]		3,812		3,663
Freddie Mac Pool #V60493 3.00% 2/1/2029[1]		2,917		2,803
Freddie Mac Pool #J27240 3.50% 2/1/2029[1]		1,544		1,501
Freddie Mac Pool #J27711 3.50% 3/1/2029[1]		94		91
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]		22		21
Freddie Mac Pool #J28177 3.50% 5/1/2029[1]		1,010		979

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #J28422 3.50% 6/1/2029[1]	USD	1,625	$1,579
Freddie Mac Pool #ZS6995 3.00% 8/1/2029[1]		2,295	2,199
Freddie Mac Pool #J28964 3.50% 8/1/2029[1]		519	502
Freddie Mac Pool #J29039 3.50% 8/1/2029[1]		331	320
Freddie Mac Pool #J28885 3.50% 8/1/2029[1]		154	149
Freddie Mac Pool #G15175 3.00% 9/1/2029[1]		4,528	4,340
Freddie Mac Pool #V60616 3.00% 9/1/2029[1]		3,194	3,065
Freddie Mac Pool #ZA3742 3.00% 11/1/2029[1]		4,161	3,981
Freddie Mac Pool #V60622 3.00% 11/1/2029[1]		2,502	2,401
Freddie Mac Pool #V60651 3.00% 11/1/2029[1]		2,141	2,051
Freddie Mac Pool #ZA3750 3.00% 12/1/2029[1]		2,541	2,431
Freddie Mac Pool #J30209 3.50% 12/1/2029[1]		71	69
Freddie Mac Pool #ZK7089 3.00% 1/1/2030[1]		2,834	2,704
Freddie Mac Pool #ZA3774 3.00% 3/1/2030[1]		4,108	3,926
Freddie Mac Pool #J32008 3.00% 6/1/2030[1]		2,109	2,015
Freddie Mac Pool #J33952 3.00% 3/1/2031[1]		659	621
Freddie Mac Pool #J36382 3.50% 2/1/2032[1]		256	246
Freddie Mac Pool #J36383 3.50% 2/1/2032[1]		169	162
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]		65	60
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]		2,280	1,916
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]		48,580	40,782
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]		45,128	37,814
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]		4,046	3,386
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]		56,047	46,894
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]		87,168	72,933
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]		7,965	6,674
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		1,321	1,103
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		18,931	15,798
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		5,890	4,913
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		24,718	20,600
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		1,675	1,396
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		30	29
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		333	305
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		491	451
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		402	367
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		386	352
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		869	856
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]		460	455
Freddie Mac Pool #760014 2.704% 8/1/2045[1,3]		1,405	1,354
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		5,073	4,631
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		1,876	1,713
Freddie Mac Pool #760015 2.627% 1/1/2047[1,3]		2,320	2,188
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		640	575
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		774	696
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		926	845
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		673	613
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		666	608
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		659	598
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		511	467
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		478	436
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		376	342
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		276	254
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		193	178
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		178	164
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		6,596	6,223
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		221	201
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		632	596
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		568	536
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		298	283
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		345	315
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		204	186
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		177	160
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		914	861
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,365	1,322
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		710	689
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		504	485
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		2,282	2,072

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	USD	21,529	$19,462
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		643	583
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		5,112	4,673
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		5,031	4,600
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		4,515	3,945
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]		9,579	8,315
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		352	304
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		147	127
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		4,262	3,579
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		28,707	22,735
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]		8,713	7,003
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		53,057	42,287
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		3,527	2,921
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		69	59
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		14,702	12,313
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]		5,941	4,957
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		105,309	91,446
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		74	64
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		12,259	10,575
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		4,617	3,650
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		3,977	3,319
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		3,953	3,310
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		154	133
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]		11,876	9,879
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		14	12
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		2,803	2,338
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		25,033	21,859
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		9,698	8,812
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		1,034	925
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		55,539	48,281
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		6,396	5,346
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		15,047	13,403
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		79	73
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		9,896	9,373
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]		5,623	5,179
Freddie Mac Pool #QE9425 4.50% 8/1/2052[1]		1,442	1,366
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		209	198
Freddie Mac Pool #QE7695 5.00% 8/1/2052[1]		16,822	16,332
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]		61,803	56,915
Freddie Mac Pool #QE9448 4.50% 9/1/2052[1]		20,576	19,489
Freddie Mac Pool #QE8940 4.50% 9/1/2052[1]		12,741	12,068
Freddie Mac Pool #QF0616 4.50% 9/1/2052[1]		4,077	3,862
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		951	901
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		238	226
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		142	134
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		64,464	62,584
Freddie Mac Pool #QF0107 5.50% 9/1/2052[1]		857	850
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		21,777	20,629
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		1,388	1,314
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		91	86
Freddie Mac Pool #QF1573 5.50% 10/1/2052[1]		751	746
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		22,427	22,250
Freddie Mac Pool #QF3715 5.50% 11/1/2052[1]		821	815
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		76,060	73,855
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]		1,160	1,150
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		2,460	2,389
Freddie Mac Pool #QF5387 5.50% 1/1/2053[1]		135	134
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		188,943	190,040
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]		2,349	2,331
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		2,156	2,139
Freddie Mac Pool #QF7073 5.50% 2/1/2053[1]		1,814	1,800
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]		1,000	992
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]		749	743
Freddie Mac Pool #QF6948 5.50% 2/1/2053[1]		417	413
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		113,529	114,187
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		4,788	4,747
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		14,125	13,714

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	USD	6,879	$6,675
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		38,022	37,643
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		2,608	2,587
Freddie Mac Pool #QG2749 5.50% 4/1/2053[1]		1,368	1,355
Freddie Mac Pool #QG0979 5.50% 4/1/2053[1]		1,346	1,334
Freddie Mac Pool #QG1387 5.50% 4/1/2053[1]		1,139	1,128
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		96	91
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		123,827	122,589
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		7,899	7,833
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		2,727	2,700
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]		1,802	1,785
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		10,770	10,827
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]		2,902	2,981
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]		6,826	6,465
Freddie Mac Pool #QG5436 5.00% 6/1/2053[1]		30,786	29,883
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		4,528	4,394
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		73,897	73,148
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]		1,210	1,199
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]		1,162	1,151
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]		950	940
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		57,746	58,024
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		10,040	10,133
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		9,511	9,610
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		6,770	6,809
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		6,257	6,299
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		4,391	4,469
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		7,766	7,938
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		6,707	6,851
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		6,325	6,515
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		6,011	6,203
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		4,265	4,413
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		3,198	3,285
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		2,337	2,379
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		1,779	1,843
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		494	479
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		250,397	247,859
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		19,021	19,130
Freddie Mac Pool #QG7218 6.00% 7/1/2053[1]		17,093	17,180
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		830	821
Freddie Mac Pool #SD3817 6.00% 9/1/2053[1]		18,731	18,868
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]		284,167	289,390
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]		9,237	9,142
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		48,509	48,744
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		70,063	71,317
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		3,685	3,647
Freddie Mac Pool #SD4703 6.00% 11/1/2053[1]		67,160	67,643
Freddie Mac Pool #SD8385 6.50% 12/1/2053[1]		45,349	46,173
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		6,735	6,917
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		66,040	66,349
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]		37,133	37,313
Freddie Mac Pool #RJ0856 6.50% 2/1/2054[1]		709	722
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]		2,069	1,823
Freddie Mac, Series T041, Class 3A, 4.355% 7/25/2032[1,3]		116	109
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]		808	791
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[1,3]		10,688	10,527
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]		500	490
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]		20,769	20,156
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]		16,303	16,024
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]		5,181	5,065
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]		1,000	967
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]		1,000	953
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]		995	957
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]		3,000	2,903
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]		7,250	7,051
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]		8,252	7,848
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029[1]		39,995	41,070
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]		5,000	4,723

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]	USD	2,113	$1,876
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		44,953	44,172
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]		5,358	4,535
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]		4,990	4,197
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]		3,000	2,530
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]		2,536	2,146
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]		1,005	937
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		1,558	1,450
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]		6,000	5,593
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]		3,000	2,887
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]		52	45
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]		283	252
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]		182	164
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]		64	52
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		5,470	5,028
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		5,330	4,522
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,079	930
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		5,710	5,240
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		5,556	5,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		5,657	4,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		5,519	4,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		2,875	2,560
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		17,618	16,556
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		7,097	6,270
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		7,410	6,549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		2,683	2,522
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		2,546	2,244
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		2,149	1,897
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		564	528
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		3,918	3,561
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		895	854
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		12,011	11,318
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		28,788	26,449
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		16,795	15,527
FREMF Mortgage Trust, Series 2024 -K516, Class A2, 5.477% 1/25/2029[1,4]		17,933	18,471
FREMF Mortgage Trust, Series K-162, Class A2, 5.15% 12/25/2033[1]		20,754	21,376
Government National Mortgage Assn. 3.00% 3/1/2054[1,5]		27,727	24,313
Government National Mortgage Assn. 4.00% 3/1/2054[1,5]		1,500	1,396
Government National Mortgage Assn. 5.00% 3/1/2054[1,5]		9,839	9,612
Government National Mortgage Assn. 5.50% 3/1/2054[1,5]		128,247	127,411
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]		6	6
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		21,494	20,281
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		5	5
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049[1]		42	35
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		52,878	43,083

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	USD	28,427	$24,083
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		7,144	6,013
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		5,234	4,370
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		6,621	5,542
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		3,405	2,848
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		6,249	5,231
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]		667	565
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		4,940	4,184
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]		2,965	2,683
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]		403	385
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		16,560	14,985
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		1,462	1,361
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		30,894	29,513
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		10,204	7,681
Uniform Mortgage-Backed Security 2.00% 3/1/2039[1,5]		4,050	3,574
Uniform Mortgage-Backed Security 2.50% 3/1/2039[1,5]		2,500	2,267
Uniform Mortgage-Backed Security 3.00% 3/1/2039[1,5]		1,421	1,317
Uniform Mortgage-Backed Security 4.00% 3/1/2039[1,5]		8,000	7,706
Uniform Mortgage-Backed Security 2.00% 4/1/2039[1,5]		5,500	4,843
Uniform Mortgage-Backed Security 2.50% 4/1/2039[1,5]		11,500	10,441
Uniform Mortgage-Backed Security 2.00% 3/1/2054[1,5]		31,792	24,987
Uniform Mortgage-Backed Security 2.50% 3/1/2054[1,5]		3,868	3,179
Uniform Mortgage-Backed Security 3.00% 3/1/2054[1,5]		7,045	6,027
Uniform Mortgage-Backed Security 3.50% 3/1/2054[1,5]		17,166	15,273
Uniform Mortgage-Backed Security 4.00% 3/1/2054[1,5]		39,357	36,213
Uniform Mortgage-Backed Security 4.50% 3/1/2054[1,5]		65,844	62,333
Uniform Mortgage-Backed Security 5.00% 3/1/2054[1,5]		248,914	241,408
Uniform Mortgage-Backed Security 5.50% 3/1/2054[1,5]		45,112	44,631
Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,5]		122,947	123,479
Uniform Mortgage-Backed Security 6.50% 3/1/2054[1,5]		127,980	130,238
Uniform Mortgage-Backed Security 7.00% 3/1/2054[1,5]		200,370	205,706
Uniform Mortgage-Backed Security 2.00% 4/1/2054[1,5]		16,900	13,301
Uniform Mortgage-Backed Security 2.50% 4/1/2054[1,5]		43,203	35,544
Uniform Mortgage-Backed Security 3.00% 4/1/2054[1,5]		13,000	11,133
Uniform Mortgage-Backed Security 3.50% 4/1/2054[1,5]		66,750	59,430
Uniform Mortgage-Backed Security 4.00% 4/1/2054[1,5]		47,571	43,794
Uniform Mortgage-Backed Security 4.50% 4/1/2054[1,5]		80,750	76,470
Uniform Mortgage-Backed Security 5.00% 4/1/2054[1,5]		311,000	301,658
Uniform Mortgage-Backed Security 5.50% 4/1/2054[1,5]		91,395	90,419
Uniform Mortgage-Backed Security 6.00% 4/1/2054[1,5]		454,429	456,289
Uniform Mortgage-Backed Security 6.50% 4/1/2054[1,5]		99,000	100,677
Uniform Mortgage-Backed Security 7.00% 4/1/2054[1,5]		53,500	54,887
Uniform Mortgage-Backed Security 4.00% 5/1/2054[1,5]		13,800	12,713
Uniform Mortgage-Backed Security 4.50% 5/1/2054[1,5]		1,000	947
			8,407,183

Commercial mortgage-backed securities 4.48%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,3]		3,412	3,424
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,4]		2,972	2,697
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,4]		3,500	3,279
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]		2,286	2,170
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,4]		500	440
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]		3,750	3,627
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.745% 10/15/2032[1,3]		2,000	2,090
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]		11,474	10,877
Bank Commercial Mortgage Trust, Series 2022-BNK39, Class A4, 2.928% 2/15/2055[1,3]		229	196
Bank Commercial Mortgage Trust, Series 2022-BNK42, Class A5, 4.493% 6/15/2055[1,3]		1,000	954
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]		12,870	13,292
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]		3,909	4,190
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		9,814	8,609
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]		7,587	6,770
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		2,157	1,841
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]		17,496	16,833

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.237% 3/15/2037[1,3,4]	USD	2,539	$2,419
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056[1,3]		777	838
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]		3,050	2,850
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]		4,103	3,878
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,3]		8,784	8,156
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]		5,140	4,786
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]		2,202	1,834
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]		6,005	4,827
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]		2,000	1,601
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]		1,500	1,197
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]		15,918	12,796
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]		10,274	8,312
Benchmark Mortgage Trust, Series 2021-B28, Class A5, 2.224% 8/15/2054[1]		2,435	1,985
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]		1,000	832
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]		8,950	7,872
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.444% 5/15/2055[1,3]		6,428	5,968
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]		4,433	4,634
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]		1,650	1,472
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 6.642% 3/15/2041[1,3,4]		8,368	8,374
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]		10,757	11,269
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]		2,661	2,797
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]		5,500	5,832
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,3]		3,648	3,759
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.087% 5/15/2039[1,3,4]		18,453	18,488
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.216% 4/15/2037[1,3,4]		32,015	32,154
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.432% 6/15/2027[1,3,4]		27,203	27,345
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.021% 9/15/2034[1,3,4]		38,988	38,528
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 6.482% 5/15/2035[1,3,4]		1,684	1,677
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.132% 9/15/2036[1,3,4]		50,563	50,029
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.382% 9/15/2036[1,3,4]		5,089	5,018
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.331% 10/15/2036[1,3,4]		47,790	47,207
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.809% 4/15/2037[1,3,4]		11,955	11,967
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.102% 6/15/2038[1,3,4]		27,370	27,131
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.302% 6/15/2038[1,3,4]		5,405	5,335
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.532% 6/15/2038[1,3,4]		2,712	2,674
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.282% 11/15/2038[1,3,4]		22,564	22,433
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.308% 2/15/2039[1,3,4]		18,217	18,073
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.769% 8/15/2039[1,3,4]		8,381	8,433
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]		9,331	8,662
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]		2,000	1,852
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]		8,609	8,026
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,4]		67,170	68,287
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]		14,000	14,440

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]	USD	1,500	$1,419
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]		1,600	1,583
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]		5,000	4,677
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]		11,864	11,530
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]		510	449
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2/10/2035[1,4]		1,000	948
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]		2,493	2,477
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]		3,000	2,939
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]		1,821	1,792
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]		5,975	5,562
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]		2,188	2,150
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]		851	800
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.555% 11/18/2048[1,3]		138	130
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]		2,375	2,241
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]		3,000	2,639
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		2,760	2,702
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]		9,316	9,562
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		150	141
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,4]		360	348
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,4,6]		4,405	4,370
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.512% 7/15/2038[1,3,4]		16,447	16,437
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.812% 7/15/2038[1,3,4]		2,631	2,629
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		10,941	11,092
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]		9,055	8,815
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]		13,733	14,221
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]		6,935	5,590
GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.352% 7/15/2025[1,3,4]		11,435	11,393
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038[1,3,4]		1,548	1,507
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.133% 3/10/2041[1,3,4]		4,789	4,746
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]		2,772	2,735
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]		2,581	2,450
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.382% 5/10/2050[1]		1,834	1,777
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		4,830	4,485
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		1,809	1,537
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]		2,975	2,353
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.515% 5/17/2038[1,3,4]		29,000	28,906
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,4]		795	754
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]		544	543
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]		5,333	5,030
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]		12,313	10,873
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,4]		1,164	982
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]		1,000	943
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]		1,000	940
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,4]		18,175	16,117
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.233% 4/15/2038[1,3,4]		15,623	15,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]		2,846	2,824

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]	USD	1,500	$1,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]		14,000	13,577
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]		1,000	963
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		400	377
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.594% 3/15/2049[1,3]		138	126
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]		1,385	1,464
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]		10,751	9,951
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]		1,164	1,017
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.582% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]		13,300	12,895
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.932% 5/15/2038[1,3,4]		2,472	2,343
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.009% 7/15/2036[1,3,4]		12,480	12,340
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.163% 11/15/2038[1,3,4]		35,884	35,745
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.318% 1/15/2039[1,3,4]		38,092	37,745
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]		800	782
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]		8,750	8,510
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]		3,000	2,913
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]		2,779	2,629
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.08% 5/15/2048[1,3]		138	125
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]		4,000	3,864
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]		9,455	8,895
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]		3,050	3,022
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,3]		2,000	1,834
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]		11,000	10,359
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/205[1,4]		1,000	927
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[1,3]		2,250	2,172
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]		8,400	8,118
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[1,3]		1,690	1,609
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]		1,000	954
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]		5,000	4,668
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]		3,043	3,035
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]		1,500	1,472
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]		9,581	9,474
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.107% 11/15/2027[1,3,4]		19,755	19,860
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,3,4]		2,077	2,077
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,3,4]		891	879
			1,069,178

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 4.18%
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 6.17% 10/25/2035[1,3]	USD	1,107		$1,080
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]		10,558		9,074
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,4]		3,892		3,675
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]		1,403		1,295
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]		12,442		11,544
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,4]		14,891		13,545
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]		6,056		5,521
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]		4,877		4,673
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]		8,450		7,604
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,4,6]		2,295		2,160
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]		1,137		1,112
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]		14,934		14,637
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]		15,850		14,856
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,4]		945		891
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]		1,255		1,107
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,4]		13,294		12,914
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,4]		527		500
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]		6,566		6,429
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,4]		39,818		39,344
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,4]		4,265		4,186
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.5853% 12/10/2054[1]		2,463		2,327
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,4]		—	[2]	—	[2]
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]		2,334		2,312
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]		39,342		36,828
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]		1,745		1,578
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]		10,000		9,174
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,4,6]		13,012		13,021
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,4]		17		17
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]		1,614		1,364
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.036% 5/25/2024[1,3]		4,136		4,146
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.336% 11/25/2024[1,3]		1,103		1,132
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.072% 10/25/2041[1,3,4]		139		139
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.722% 12/25/2042[1,3,4]		8,933		9,155
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.222% 6/25/2043[1,3,4]		3,680		3,720
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.372% 1/25/2044[1,3,4]		7,989		7,996
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]		4,016		3,723
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,4]		1,137		1,057
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]		1,279		1,235
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,4]		1,796		1,542
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]		10,840		10,628
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]		57		56
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]		70		72
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]		83		79
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]		64		65
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]		10,157		10,834
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]		13,687		14,654

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,4]	USD	1,983	$2,108
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,4]		2,250	2,215
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]		1,918	1,541
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,4]		13,121	10,546
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]		16,245	13,600
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 10.136% 4/25/2028[1,3]		1,328	1,385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.986% 7/25/2028[1,3]		9,536	10,111
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 10.086% 10/25/2028[1,3]		514	540
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 6.072% 10/25/2033[1,3,4]		431	431
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.122% 10/25/2041[1,3,4]		2,684	2,685
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.622% 2/25/2042[1,3,4]		1,566	1,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.322% 4/25/2042[1,3,4]		594	601
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.522% 5/25/2042[1,3,4]		1,644	1,674
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.272% 6/25/2042[1,3,4]		3,479	3,576
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.472% 9/25/2042[1,3,4]		1,579	1,595
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 6.675% 2/25/2044[1,3,4]		11,226	11,260
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.286% 2/25/2050[1,3,4]		1,056	1,067
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.536% 6/27/2050[1,3,4]		4,638	5,114
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.436% 8/25/2050[1,3,4]		3,880	4,404
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.144% 10/25/2050[1,3,4]		1,386	1,406
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]		26,181	23,093
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,4]		39,676	31,887
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]		16,729	15,159
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]		19,292	18,458
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,4]		2,576	2,370
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,4]		6,357	5,571
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,4]		3,163	2,542
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]		25,134	25,524
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]		17,851	17,698
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,4,6]		10,500	10,556
Legacy Mortgage Asset Trust, Series 2020-GS2, Class A1, 5.75% 3/25/2060[1,3,4]		3,499	3,500
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,6]		8,327	8,365
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]		18,585	18,015
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,4]		16,919	16,415
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]		12,447	12,035
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.285% 11/25/2055[1,3,4]		48,178	48,120
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,4]		1,185	1,106
Mill City Mortgage Trust, Series 15-1, Class M3, 3.804% 6/25/2056[1,3,4]		1,448	1,420
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]		3,850	3,690
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,4]		1,927	1,866
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,4]		254	242
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]		1,888	1,783
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,4]		25	25

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]	USD	171		$167
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,4]		4,612		4,432
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,4]		620		578
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,4]		1,236		1,178
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,4]		39		37
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]		1,589		1,513
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,4]		1,443		1,393
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,4]		2,332		2,200
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]		3,665		3,431
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.185% 5/25/2055[1,3,4]		51,746		51,782
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD CME Term SOFR + 1.014%) 6.335% 5/25/2055[1,3,4]		3,207		3,208
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,4]		—	[2]	—	[2]
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.52% 3/25/2053[1,3,4]		9,440		9,048
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 6.185% 2/25/2060[1,3,4]		4,121		3,886
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]		10,100		10,129
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]		2,882		2,875
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]		10,225		10,212
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]		20,981		17,602
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,4]		3,912		3,746
Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,4]		20,303		18,744
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,4]		5,879		5,376
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]		1,595		1,501
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,4]		9,236		8,494
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]		6,258		6,081
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.301% 2/25/2055[1,3,4]		7,070		6,846
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,4]		1,848		1,824
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.567% 8/25/2055[1,3,4]		5,800		5,123
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,4]		4,905		4,687
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,4]		136		135
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,4]		11		11
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]		3,000		2,939
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,4]		3,615		3,460
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.035% 2/25/2057[1,3,4]		448		455
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,4]		7,350		7,056
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]		822		790
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]		5,575		4,969
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.639% 6/25/2057[1,3,4]		2,600		2,230
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]		509		500
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,4]		6,209		5,935
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]		1,238		1,197
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]		10,335		9,483
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,4]		66		64
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]		5,086		4,934
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,4]		4,359		4,159
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,4]		2,288		2,202
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]		5,935		5,125
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 6.435% 5/25/2058[1,3,4]		2,617		2,666
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,4]		7,871		7,319
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]		405		394
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.741% 12/25/2058[1,3,4]		3,560		3,391
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]		5,000		4,522
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]		4,785		4,224
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]		8,570		7,536
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]		19,645		18,586

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,4]	USD	3,399	$2,986
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]		20,413	18,890
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,4]		2,969	2,946
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,4]		18,089	17,889
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,4]		263	259
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]		6,323	6,289
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]		1,972	1,971
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]		9,448	9,487
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,4,6]		8,352	8,412
			999,375

Total mortgage-backed obligations			10,475,736

Corporate bonds, notes & loans 20.99%
Financials 7.31%
AerCap Ireland Capital DAC 1.65% 10/29/2024		1,250	1,216
AerCap Ireland Capital DAC 2.45% 10/29/2026		7,813	7,210
AerCap Ireland Capital DAC 5.75% 6/6/2028		4,113	4,145
AerCap Ireland Capital DAC 3.00% 10/29/2028		6,552	5,893
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,6]		15,000	15,388
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]		825	856
Allstate Corp. (The) 0.75% 12/15/2025		6,899	6,369
American Express Co. 4.90% 2/13/2026		10,000	9,972
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]		5,934	6,026
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[6]		10,750	10,712
American International Group, Inc. 5.125% 3/27/2033		190	188
Aon Corp. 2.85% 5/28/2027		10,775	10,045
Aon Corp. 5.35% 2/28/2033		600	599
Aon North America, Inc. 5.15% 3/1/2029		20,550	20,571
Aon North America, Inc. 5.45% 3/1/2034		325	326
Banco Santander, SA 2.746% 5/28/2025		3,000	2,896
Banco Santander, SA 5.147% 8/18/2025		4,000	3,971
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]		845	839
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[6]		12,711	12,446
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]		18,750	18,158
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]		1,900	1,799
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]		5,795	5,748
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]		14,950	14,860
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]		775	717
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]		1,000	972
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]		4,800	4,486
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]		21,757	21,648
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		600	527
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]		3,551	3,620
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]		11,435	9,259
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]		6,000	5,917
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]		5,384	5,523
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]		18,647	18,600
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]		10,800	10,869
Bank of New York Mellon Corp. 1.60% 4/24/2025		28,000	26,909
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]		600	615
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]		6,535	6,620
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]		1,000	1,046
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]		12,825	11,104
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[4,6]		735	735
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[4,6]		3,412	3,397
BPCE SA 5.15% 7/21/2024[4]		7,545	7,511
BPCE SA 1.625% 1/14/2025[4]		12,000	11,603
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]		20,000	20,023

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]	USD	610	$634
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]		1,486	1,190
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]		3,275	3,322
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]		550	579
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]		22,795	22,859
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]		2,660	2,689
Charles Schwab Corp. (The) 1.15% 5/13/2026		1,675	1,537
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[6]		91	94
Citibank, NA 5.803% 9/29/2028		1,650	1,701
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[6]		13,941	13,820
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		4,866	4,702
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]		700	641
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]		13,090	12,960
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		22,721	19,219
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]		11,503	9,340
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		2,012	1,927
Corebridge Financial, Inc. 3.50% 4/4/2025		8,458	8,263
Corebridge Financial, Inc. 3.65% 4/5/2027		32,226	30,600
Corebridge Financial, Inc. 3.85% 4/5/2029		454	421
Corebridge Financial, Inc. 3.90% 4/5/2032		281	248
Crédit Agricole SA 4.375% 3/17/2025[4]		3,025	2,979
Credit Suisse AG 7.95% 1/9/2025		15,000	15,270
Credit Suisse AG 7.50% 2/15/2028		10,400	11,197
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]		7,500	7,531
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]		2,917	2,997
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		19,711	17,979
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		1,775	1,824
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]		6,461	6,684
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]		1,023	838
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]		1,488	1,484
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]		6,500	6,066
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,6]		15,000	15,083
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]		12,150	11,151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]		787	808
Fiserv, Inc. 3.20% 7/1/2026		49,500	47,316
Goldman Sachs Group, Inc. (USD-SOFR + 0.505%) 5.31% 9/10/2024[3]		1,205	1,206
Goldman Sachs Group, Inc. (USD-SOFR + 0.486%) 5.31% 10/21/2024[3]		1,430	1,431
Goldman Sachs Group, Inc. 5.70% 11/1/2024		19,175	19,188
Goldman Sachs Group, Inc. 3.50% 4/1/2025		1,433	1,404
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]		10,000	9,245
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		5,994	5,489
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		10,265	9,510
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		6,763	6,450
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]		3,110	3,260
Goldman Sachs Group, Inc. 2.60% 2/7/2030		1,237	1,075
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]		4,187	3,359
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]		672	724
Guardian Life Global Funding 2.90% 5/6/2024[4]		21,285	21,178
Guardian Life Global Funding 0.875% 12/10/2025[4]		14,800	13,695
Guardian Life Global Funding 1.25% 11/19/2027[4]		925	812
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]		2,950	2,886
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[6]		6,150	6,030
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[6]		750	755
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]		13,875	13,551
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]		8,144	8,630
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]		6,667	6,814
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]		4,019	3,491
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]		3,512	2,905
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]		8,908	7,352
Intercontinental Exchange, Inc. 4.00% 9/15/2027		775	750
Intercontinental Exchange, Inc. 4.35% 6/15/2029		615	597
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]		15,000	14,775
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]		3,839	3,582

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]	USD	975	$962
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]		1,000	977
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		44,527	43,638
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		22,257	21,561
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]		12,983	12,984
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		1,957	1,887
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		44,649	42,968
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		11,897	11,707
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		3,890	3,587
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]		14,723	14,649
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		1,500	1,484
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]		17,795	17,847
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]		12,500	12,926
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]		40,514	40,099
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]		4,150	3,339
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]		7,467	7,437
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]		1,664	1,766
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		15,025	13,786
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]		27,510	27,710
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]		22,025	21,939
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]		3,000	3,030
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]		8,000	7,349
Mastercard, Inc. 4.875% 3/9/2028		6,351	6,424
MetLife, Inc. 5.375% 7/15/2033		2,444	2,456
Metropolitan Life Global Funding I 0.70% 9/27/2024[4]		934	909
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]		31,676	29,917
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]		1,650	1,582
Metropolitan Life Global Funding I 1.875% 1/11/2027[4]		12,650	11,551
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]		9,400	9,162
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]		10,000	9,980
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]		10,000	10,130
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]		9,398	9,581
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]		16,965	16,727
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		2,414	2,385
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		880	854
Morgan Stanley 3.875% 1/27/2026		4,552	4,441
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]		5,045	4,900
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		7,340	7,263
Morgan Stanley 3.125% 7/27/2026		770	735
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]		1,000	923
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		4,245	4,219
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]		27,883	27,733
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]		5,000	5,021
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]		5,018	5,240
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]		7,934	7,887
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]		25,240	19,991
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]		7,955	7,811
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]		10,972	11,894
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[6]		970	969
Nasdaq, Inc. 5.35% 6/28/2028		20,419	20,637
National Australia Bank, Ltd. 4.951% 1/10/2034[4]		6,064	5,991
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]		20,000	18,284
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]		700	701
New York Life Global Funding 2.875% 4/10/2024[4]		10,430	10,401
New York Life Global Funding 0.90% 10/29/2024[4]		1,000	971
New York Life Global Funding 2.00% 1/22/2025[4]		24,000	23,318
New York Life Global Funding 0.95% 6/24/2025[4]		3,368	3,189
New York Life Global Funding 0.85% 1/15/2026[4]		10,870	10,071
New York Life Global Funding 4.55% 1/28/2033[4]		1,347	1,284
Northwestern Mutual Global Funding 0.60% 3/25/2024[4]		1,350	1,346

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	USD	16,413	$15,176
Northwestern Mutual Global Funding 1.75% 1/11/2027[4]		650	595
PNC Bank, National Association 3.30% 10/30/2024		1,110	1,094
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]		15,740	15,724
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]		800	791
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[6]		8,825	8,816
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]		26,818	26,976
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]		12,325	13,358
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]		3,900	3,913
Royal Bank of Canada 4.875% 1/12/2026		15,000	14,957
Royal Bank of Canada 4.90% 1/12/2028		400	399
Royal Bank of Canada 5.00% 2/1/2033		4,682	4,606
Standard Chartered PLC 6.097% 1/11/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/11/2034)[4,6]		9,200	9,282
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]		5,835	5,801
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]		319	315
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024		17,700	17,513
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/2026		866	801
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		12,317	12,501
Sumitomo Mitsui Financial Group, Inc. 5.716% 9/14/2028		400	409
Sumitomo Mitsui Financial Group, Inc. 5.808% 9/14/2033		250	259
Swedbank AB 6.136% 9/12/2026[4]		15,000	15,208
Toronto-Dominion Bank (The) 5.156% 1/10/2028		11,070	11,112
Toronto-Dominion Bank (The) 5.523% 7/17/2028		5,000	5,086
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]		5,209	5,515
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]		4,900	4,849
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]		112	112
U.S. Bancorp 2.40% 7/30/2024		2,400	2,368
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]		20,750	20,847
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]		2,804	2,728
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]		233	219
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]		7,101	7,088
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]		960	954
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[4,6]		8,678	8,624
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[4,6]		200	198
Wells Fargo & Co. 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]		642	634
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		18,673	18,313
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]		10,280	9,867
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]		1,649	1,505
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]		586	576
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]		7,095	7,144
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]		20,000	20,738
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[6]		1,193	1,183
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]		3,293	2,827
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]		8,189	8,057
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]		3,560	3,787
Wells Fargo Bank, N.A. 5.45% 8/7/2026		13,800	13,921
Willis North America, Inc. 4.65% 6/15/2027		800	786
			1,746,073

Utilities 3.60%
AEP Transmission Co., LLC 3.10% 12/1/2026		2,990	2,849
Alabama Power Co. 3.75% 9/1/2027		5,000	4,808
Ameren Corp. 1.75% 3/15/2028		500	440
American Electric Power Co., Inc. 4.30% 12/1/2028		8,285	7,985
American Transmission Systems, Inc. 2.65% 1/15/2032[4]		5,125	4,212
Avangrid, Inc. 3.20% 4/15/2025		13,439	13,077
CenterPoint Energy, Inc. 1.45% 6/1/2026		1,250	1,152

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
CenterPoint Energy, Inc. 2.65% 6/1/2031	USD	5,460	$4,581
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]		4,975	4,638
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]		7,150	6,677
CMS Energy Corp. 3.00% 5/15/2026		16,350	15,546
CMS Energy Corp. 3.45% 8/15/2027		2,801	2,655
Connecticut Light and Power Co. (The) 0.75% 12/1/2025		13,912	12,898
Consumers Energy Co. 3.80% 11/15/2028		9,225	8,839
Consumers Energy Co. 4.90% 2/15/2029		18,491	18,454
Consumers Energy Co. 3.60% 8/15/2032		9,838	8,889
Consumers Energy Co. 4.625% 5/15/2033		200	193
Dominion Energy, Inc. 3.375% 4/1/2030		4,792	4,312
DTE Energy Co. 5.10% 3/1/2029		9,157	9,084
Duke Energy Florida, LLC 1.75% 6/15/2030		21,616	17,853
Duke Energy Florida, LLC 5.875% 11/15/2033		350	367
Edison International 3.55% 11/15/2024		2,980	2,934
Edison International 4.95% 4/15/2025		4,429	4,392
Edison International 4.125% 3/15/2028		1,469	1,405
Edison International 5.25% 11/15/2028		6,225	6,194
Edison International 6.95% 11/15/2029		125	133
Emera US Finance, LP 2.639% 6/15/2031		400	325
Enel Finance International NV 1.875% 7/12/2028[4]		1,375	1,193
Entergy Corp. 0.90% 9/15/2025		6,025	5,634
Entergy Corp. 1.90% 6/15/2028		15,887	13,972
Entergy Louisiana, LLC 0.95% 10/1/2024		1,200	1,169
Entergy Louisiana, LLC 2.40% 10/1/2026		9,647	9,016
Entergy Louisiana, LLC 3.12% 9/1/2027		5,000	4,712
Eversource Energy 1.40% 8/15/2026		17,138	15,591
Eversource Energy 5.95% 2/1/2029		29,525	30,257
FirstEnergy Corp. 2.05% 3/1/2025		16,935	16,325
FirstEnergy Corp. 1.60% 1/15/2026		27,768	25,712
FirstEnergy Corp. 2.25% 9/1/2030		1,500	1,236
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]		3,340	3,304
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]		24,725	22,355
Florida Power & Light Co. 2.85% 4/1/2025		3,250	3,170
Florida Power & Light Co. 4.45% 5/15/2026		10,210	10,122
Florida Power & Light Co. 3.30% 5/30/2027		528	502
Florida Power & Light Co. 5.05% 4/1/2028		750	756
Florida Power & Light Co. 4.40% 5/15/2028		23,460	23,044
Florida Power & Light Co. 4.80% 5/15/2033		864	845
Georgia Power Co. 4.65% 5/16/2028		14,700	14,495
Georgia Power Co. 5.25% 3/15/2034		4,145	4,130
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]		20,446	19,964
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]		7,800	7,474
Monongahela Power Co. 3.55% 5/15/2027[4]		28,937	27,453
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		1,275	1,280
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		5,000	4,565
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]		3,100	3,057
Northern States Power Co. 2.25% 4/1/2031		1,751	1,469
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025		24,275	22,582
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		5,893	5,666
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033		11,400	11,785
Oncor Electric Delivery Co., LLC 2.75% 6/1/2024		2,550	2,530
Pacific Gas and Electric Co. 3.15% 1/1/2026		5,300	5,069
Pacific Gas and Electric Co. 3.30% 3/15/2027		25,114	23,563
Pacific Gas and Electric Co. 2.10% 8/1/2027		33,012	29,582
Pacific Gas and Electric Co. 3.00% 6/15/2028		5,349	4,860
Pacific Gas and Electric Co. 3.75% 7/1/2028		852	794
Pacific Gas and Electric Co. 5.55% 5/15/2029		600	602
Pacific Gas and Electric Co. 2.50% 2/1/2031		26,321	21,589
Pacific Gas and Electric Co. 3.25% 6/1/2031		6,950	5,968
Pacific Gas and Electric Co. 5.90% 6/15/2032		791	796
Pacific Gas and Electric Co. 6.15% 1/15/2033		13,096	13,408
Pacific Gas and Electric Co. 6.40% 6/15/2033		943	981
Pacific Gas and Electric Co. 5.80% 5/15/2034		350	350
PacifiCorp 5.10% 2/15/2029		6,325	6,309
PacifiCorp 2.70% 9/15/2030		7,881	6,772
PacifiCorp 5.30% 2/15/2031		29,012	28,720

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PacifiCorp 5.45% 2/15/2034	USD	8,075	$7,964
Progress Energy, Inc. 7.00% 10/30/2031		840	927
Public Service Company of Colorado 3.70% 6/15/2028		2,299	2,193
Public Service Company of Colorado 1.875% 6/15/2031		2,700	2,175
Public Service Electric and Gas Co. 3.00% 5/15/2025		3,734	3,640
San Diego Gas & Electric Co. 4.95% 8/15/2028		10,000	10,003
Southern California Edison Co. 1.10% 4/1/2024		18,963	18,896
Southern California Edison Co. 1.20% 2/1/2026		15,080	13,994
Southern California Edison Co. 4.90% 6/1/2026		630	626
Southern California Edison Co. 4.875% 2/1/2027		23,537	23,416
Southern California Edison Co. 4.70% 6/1/2027		17,402	17,219
Southern California Edison Co. 3.65% 3/1/2028		13,408	12,710
Southern California Edison Co. 5.65% 10/1/2028		1,273	1,304
Southern California Edison Co. 2.85% 8/1/2029		16,531	14,804
Southern California Edison Co. 2.25% 6/1/2030		3,151	2,663
Southern California Edison Co. 2.50% 6/1/2031		6,539	5,495
Southern California Edison Co. 2.75% 2/1/2032		11,151	9,389
Southern California Edison Co. 5.20% 6/1/2034		3,324	3,254
Southern California Gas Co. 2.55% 2/1/2030		4,500	3,911
Southwestern Electric Power Co. 1.65% 3/15/2026		13,068	12,163
Virginia Electric & Power 2.95% 11/15/2026		11,937	11,318
Virginia Electric & Power 2.40% 3/30/2032		499	412
WEC Energy Group, Inc. 5.60% 9/12/2026		10,050	10,152
WEC Energy Group, Inc. 5.15% 10/1/2027		16,650	16,642
WEC Energy Group, Inc. 2.20% 12/15/2028		4,000	3,517
Wisconsin Electric Power Co. 1.70% 6/15/2028		1,800	1,588
Wisconsin Power and Light Co. 1.95% 9/16/2031		100	80
Xcel Energy, Inc. 3.35% 12/1/2026		6,500	6,144
Xcel Energy, Inc. 1.75% 3/15/2027		1,099	989
Xcel Energy, Inc. 2.60% 12/1/2029		4,000	3,485
Xcel Energy, Inc. 2.35% 11/15/2031		2,858	2,294
Xcel Energy, Inc. 5.45% 8/15/2033		825	817
Xcel Energy, Inc. 5.50% 3/15/2034		4,810	4,729
			858,533

Health care 3.32%
AbbVie, Inc. 2.60% 11/21/2024		15,428	15,111
AbbVie, Inc. 3.80% 3/15/2025		22,690	22,345
AbbVie, Inc. 2.95% 11/21/2026		1,609	1,526
AbbVie, Inc. 4.80% 3/15/2029		39,220	39,048
AbbVie, Inc. 3.20% 11/21/2029		4,575	4,187
AbbVie, Inc. 4.95% 3/15/2031		27,550	27,564
AbbVie, Inc. 5.05% 3/15/2034		37,600	37,802
Amgen, Inc. 5.25% 3/2/2025		10,000	9,977
Amgen, Inc. 5.507% 3/2/2026		1,000	999
Amgen, Inc. 5.15% 3/2/2028		11,195	11,221
Amgen, Inc. 3.00% 2/22/2029		16,721	15,346
Amgen, Inc. 4.05% 8/18/2029		11,300	10,809
Amgen, Inc. 5.25% 3/2/2030		20,869	21,034
Amgen, Inc. 2.00% 1/15/2032		634	508
Amgen, Inc. 5.25% 3/2/2033		625	624
AstraZeneca Finance, LLC 0.70% 5/28/2024		1,300	1,285
AstraZeneca Finance, LLC 1.20% 5/28/2026		34,347	31,600
AstraZeneca Finance, LLC 4.875% 3/3/2028		650	650
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	4,964
AstraZeneca Finance, LLC 4.85% 2/26/2029		18,175	18,174
AstraZeneca Finance, LLC 4.90% 2/26/2031		12,375	12,352
AstraZeneca Finance, LLC 5.00% 2/26/2034		275	276
AstraZeneca PLC 0.70% 4/8/2026		16,128	14,762
Baxter International, Inc. 1.322% 11/29/2024		1,250	1,210
Baxter International, Inc. 1.915% 2/1/2027		1,000	910
Baxter International, Inc. 2.272% 12/1/2028		750	658
Bayer US Finance, LLC 6.25% 1/21/2029[4]		7,484	7,544
Bayer US Finance, LLC 6.375% 11/21/2030[4]		12,550	12,651
Bayer US Finance, LLC 6.50% 11/21/2033[4]		5,449	5,456
Becton, Dickinson and Co. 4.874% 2/8/2029		15,850	15,658
Boston Scientific Corp. 3.45% 3/1/2024		7,820	7,820

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Boston Scientific Corp. 1.90% 6/1/2025	USD	4,880	$4,681
Bristol-Myers Squibb Co. 4.90% 2/22/2027		1,100	1,099
Bristol-Myers Squibb Co. 4.90% 2/22/2029		27,830	27,774
Bristol-Myers Squibb Co. 5.10% 2/22/2031		11,250	11,299
Bristol-Myers Squibb Co. 2.95% 3/15/2032		869	751
Bristol-Myers Squibb Co. 5.20% 2/22/2034		27,044	27,274
Bristol-Myers Squibb Co. 2.55% 11/13/2050		1,216	738
Bristol-Myers Squibb Co. 3.70% 3/15/2052		1,264	960
Cencora, Inc. 2.70% 3/15/2031		500	427
Centene Corp. 2.45% 7/15/2028		6,905	6,092
Centene Corp. 2.50% 3/1/2031		9,520	7,806
Centene Corp. 2.625% 8/1/2031		3,790	3,104
Cigna Group (The) 1.25% 3/15/2026		5,419	5,008
Cigna Group (The) 5.00% 5/15/2029		10,975	10,904
CVS Health Corp. 3.625% 4/1/2027		5,440	5,222
CVS Health Corp. 1.30% 8/21/2027		20,000	17,591
CVS Health Corp. 5.00% 1/30/2029		600	598
CVS Health Corp. 3.25% 8/15/2029		1,705	1,554
CVS Health Corp. 5.125% 2/21/2030		500	497
CVS Health Corp. 5.25% 1/30/2031		7,380	7,374
CVS Health Corp. 1.875% 2/28/2031		3,295	2,651
CVS Health Corp. 5.25% 2/21/2033		251	249
CVS Health Corp. 5.30% 6/1/2033		1,000	993
Elevance Health, Inc. 2.375% 1/15/2025		33,250	32,354
Elevance Health, Inc. 4.90% 2/8/2026		6,009	5,969
Elevance Health, Inc. 4.75% 2/15/2033		3,001	2,902
Eli Lilly and Co. 5.00% 2/27/2026		13,845	13,844
Eli Lilly and Co. 4.70% 2/27/2033		3,857	3,827
Eli Lilly and Co. 2.75% 6/1/2025		3,857	3,754
EMD Finance, LLC 3.25% 3/19/2025[4]		21,792	21,306
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		20,500	20,830
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		500	517
Gilead Sciences, Inc. 5.25% 10/15/2033		2,250	2,277
Gilead Sciences, Inc. 5.55% 10/15/2053		2,070	2,112
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025		3,025	2,973
HCA, Inc. 3.125% 3/15/2027		20,875	19,622
HCA, Inc. 5.20% 6/1/2028		825	822
HCA, Inc. 3.375% 3/15/2029		3,459	3,156
HCA, Inc. 2.375% 7/15/2031		3,023	2,462
Laboratory Corporation of America Holdings 1.55% 6/1/2026		874	806
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		7,277	7,120
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		375	361
Merck & Co., Inc. 2.90% 3/7/2024		11,284	11,281
Merck & Co., Inc. 2.75% 2/10/2025		1,083	1,058
Merck & Co., Inc. 4.30% 5/17/2030		315	307
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026		7,660	7,566
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		5,605	5,499
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		5,105	5,024
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		16,100	15,684
Pfizer, Inc. 2.95% 3/15/2024		225	225
Roche Holdings, Inc. 2.314% 3/10/2027[4]		1,000	932
Roche Holdings, Inc. 1.93% 12/13/2028[4]		1,200	1,052
Roche Holdings, Inc. 2.076% 12/13/2031[4]		800	655
Solventum Corp. 5.40% 3/1/2029[4]		15,000	14,981
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028		2,703	2,375
UnitedHealth Group, Inc. 2.375% 8/15/2024		8,045	7,938
UnitedHealth Group, Inc. 5.15% 10/15/2025		11,610	11,638
UnitedHealth Group, Inc. 1.15% 5/15/2026		13,937	12,839
UnitedHealth Group, Inc. 4.00% 5/15/2029		15,000	14,434
UnitedHealth Group, Inc. 2.00% 5/15/2030		14,760	12,422
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,890
Zoetis, Inc. 5.40% 11/14/2025		18,650	18,692
			793,223

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 1.49%
Amazon.com, Inc. 0.45% 5/12/2024	USD	1,325	$1,313
Amazon.com, Inc. 4.70% 11/29/2024		30,000	29,911
Amazon.com, Inc. 4.60% 12/1/2025		850	847
Amazon.com, Inc. 1.00% 5/12/2026		1,000	921
Amazon.com, Inc. 3.30% 4/13/2027		875	839
Amazon.com, Inc. 1.20% 6/3/2027		625	559
Amazon.com, Inc. 1.65% 5/12/2028		650	577
American Honda Finance Corp. 0.55% 7/12/2024		13,727	13,480
American Honda Finance Corp. 1.20% 7/8/2025		15,273	14,492
American Honda Finance Corp. 1.00% 9/10/2025		13,000	12,222
American Honda Finance Corp. 1.30% 9/9/2026		7,960	7,265
American Honda Finance Corp. 2.00% 3/24/2028		725	650
BMW US Capital, LLC 3.15% 4/18/2024[4]		13,171	13,128
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]		650	630
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[4]		4,569	4,556
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[4]		10,000	9,787
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]		3,343	3,334
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]		8,975	8,236
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[4]		5,987	5,966
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		2,625	2,519
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]		11,271	11,405
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]		6,525	5,780
Ford Motor Co. 3.25% 2/12/2032		10,585	8,687
Ford Motor Co. 6.10% 8/19/2032		9,130	9,120
Ford Motor Credit Co., LLC 3.375% 11/13/2025		655	629
Ford Motor Credit Co., LLC 6.95% 3/6/2026		3,630	3,697
Ford Motor Credit Co., LLC 6.95% 6/10/2026		2,590	2,642
Ford Motor Credit Co., LLC 2.70% 8/10/2026		455	423
Ford Motor Credit Co., LLC 4.271% 1/9/2027		470	450
Ford Motor Credit Co., LLC 4.95% 5/28/2027		5,980	5,816
Ford Motor Credit Co., LLC 4.125% 8/17/2027		2,275	2,154
Ford Motor Credit Co., LLC 3.815% 11/2/2027		965	900
Ford Motor Credit Co., LLC 7.35% 11/4/2027		3,715	3,884
Ford Motor Credit Co., LLC 2.90% 2/16/2028		650	583
Ford Motor Credit Co., LLC 6.80% 5/12/2028		10,010	10,334
Ford Motor Credit Co., LLC 6.798% 11/7/2028		8,461	8,774
Ford Motor Credit Co., LLC 5.113% 5/3/2029		5,166	4,981
Ford Motor Credit Co., LLC 4.00% 11/13/2030		450	398
Ford Motor Credit Co., LLC 3.625% 6/17/2031		200	171
Ford Motor Credit Co., LLC 7.122% 11/7/2033		2,721	2,902
General Motors Financial Co., Inc. 1.05% 3/8/2024		3,425	3,423
General Motors Financial Co., Inc. 5.40% 4/6/2026		13,440	13,450
Hyundai Capital America 1.80% 10/15/2025[4]		7,423	7,000
Hyundai Capital America 1.50% 6/15/2026[4]		20,850	19,088
Hyundai Capital America 2.375% 10/15/2027[4]		745	675
Hyundai Capital America 5.60% 3/30/2028[4]		8,000	8,078
Hyundai Capital America 2.00% 6/15/2028[4]		575	504
Hyundai Capital America 6.50% 1/16/2029[4]		2,931	3,069
Marriott International, Inc. 5.00% 10/15/2027		10,000	9,963
Marriott International, Inc. 5.55% 10/15/2028		675	687
Marriott International, Inc. 4.90% 4/15/2029		4,708	4,654
Marriott International, Inc. 5.30% 5/15/2034		320	315
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[4]		1,350	1,350
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]		4,875	4,889
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026[4]		9,800	9,111
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[4]		5,300	5,337
Sands China, Ltd. 2.55% 3/8/2027		8,000	7,211
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		4,050	3,683
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		5,000	5,129
Toyota Motor Credit Corp. 2.90% 4/17/2024		5,064	5,048
Toyota Motor Credit Corp. 4.45% 5/18/2026		12,765	12,635
Toyota Motor Credit Corp. 1.125% 6/18/2026		1,770	1,625
Toyota Motor Credit Corp. 1.90% 1/13/2027		3,075	2,836
Toyota Motor Credit Corp. 1.90% 4/6/2028		9,400	8,402
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[4]		3,086	3,036
			356,160

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples 1.28%
7-Eleven, Inc. 0.95% 2/10/2026[4]	USD	12,127	$11,182
7-Eleven, Inc. 1.30% 2/10/2028[4]		6,727	5,841
7-Eleven, Inc. 1.80% 2/10/2031[4]		12,977	10,345
Altria Group, Inc. 2.35% 5/6/2025		3,446	3,329
Altria Group, Inc. 4.40% 2/14/2026		8,708	8,576
Altria Group, Inc. 3.40% 5/6/2030		226	204
Altria Group, Inc. 2.45% 2/4/2032		444	356
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		11,000	10,915
BAT Capital Corp. 2.789% 9/6/2024		35,000	34,468
BAT Capital Corp. 3.215% 9/6/2026		24,161	22,921
BAT Capital Corp. 6.343% 8/2/2030		4,369	4,514
BAT Capital Corp. 5.834% 2/20/2031		650	648
BAT Capital Corp. 6.421% 8/2/2033		8,886	9,147
BAT International Finance PLC 4.448% 3/16/2028		500	482
BAT International Finance PLC 5.931% 2/2/2029		12,881	13,163
Coca-Cola Co. 1.00% 3/15/2028		20,250	17,669
Conagra Brands, Inc. 4.30% 5/1/2024		2,660	2,654
Conagra Brands, Inc. 1.375% 11/1/2027		12,825	11,158
Constellation Brands, Inc. 3.60% 5/9/2024		800	797
Constellation Brands, Inc. 5.00% 2/2/2026		1,000	994
Constellation Brands, Inc. 4.35% 5/9/2027		10,515	10,288
Constellation Brands, Inc. 4.80% 1/15/2029		555	547
Constellation Brands, Inc. 4.75% 5/9/2032		122	118
Constellation Brands, Inc. 4.90% 5/1/2033		245	238
J. M. Smucker Co. (The) 5.90% 11/15/2028		5,107	5,259
J. M. Smucker Co. (The) 6.20% 11/15/2033		2,788	2,949
Nestle Holdings, Inc. 1.15% 1/14/2027[4]		19,110	17,245
PepsiCo, Inc. 1.625% 5/1/2030		2,236	1,861
PepsiCo, Inc. 1.95% 10/21/2031		11,471	9,409
Philip Morris International, Inc. 1.50% 5/1/2025		12,728	12,204
Philip Morris International, Inc. 5.00% 11/17/2025		1,300	1,296
Philip Morris International, Inc. 5.125% 11/17/2027		19,946	19,988
Philip Morris International, Inc. 4.875% 2/15/2028		9,795	9,745
Philip Morris International, Inc. 5.25% 9/7/2028		5,275	5,318
Philip Morris International, Inc. 4.875% 2/13/2029		725	713
Philip Morris International, Inc. 5.625% 11/17/2029		2,320	2,377
Philip Morris International, Inc. 5.50% 9/7/2030		5,000	5,050
Philip Morris International, Inc. 5.125% 2/13/2031		11,166	11,002
Philip Morris International, Inc. 5.75% 11/17/2032		281	287
Philip Morris International, Inc. 5.375% 2/15/2033		300	299
Philip Morris International, Inc. 5.625% 9/7/2033		400	404
Philip Morris International, Inc. 5.25% 2/13/2034		211	206
Procter & Gamble Co. 4.10% 1/26/2026		5,254	5,196
Procter & Gamble Co. 1.00% 4/23/2026		3,286	3,043
Procter & Gamble Co. 3.95% 1/26/2028		7,500	7,375
Procter & Gamble Co. 1.20% 10/29/2030		1,000	805
Unilever Capital Corp. 2.60% 5/5/2024		1,200	1,194
Walmart, Inc. 4.00% 4/15/2026		1,300	1,281
Walmart, Inc. 3.90% 4/15/2028		800	781
			305,841

Industrials 1.23%
Boeing Co. 2.75% 2/1/2026		20,292	19,280
Boeing Co. 2.196% 2/4/2026		22,066	20,712
Boeing Co. 3.25% 2/1/2028		10,621	9,860
Boeing Co. 5.15% 5/1/2030		5,531	5,443
Boeing Co. 3.625% 2/1/2031		430	385
Canadian National Railway Co. 5.85% 11/1/2033		500	532
Canadian Pacific Railway Co. 1.75% 12/2/2026		10,248	9,402
Carrier Global Corp. 5.80% 11/30/2025		10,900	10,981
Carrier Global Corp. 2.722% 2/15/2030		715	626
Carrier Global Corp. 2.70% 2/15/2031		715	611
Carrier Global Corp. 5.90% 3/15/2034		4,250	4,411
Emerson Electric Co. 1.80% 10/15/2027		6,753	6,086
General Dynamics Corp. 1.15% 6/1/2026		21,150	19,490
General Dynamics Corp. 2.25% 6/1/2031		273	229
Honeywell International, Inc. 2.30% 8/15/2024		24,100	23,770

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Honeywell International, Inc. 5.00% 3/1/2035	USD	450	$449
L3Harris Technologies, Inc. 5.40% 1/15/2027		15,775	15,881
L3Harris Technologies, Inc. 5.40% 7/31/2033		6,114	6,121
Lockheed Martin Corp. 4.95% 10/15/2025		11,100	11,086
Lockheed Martin Corp. 5.10% 11/15/2027		8,960	9,062
Lockheed Martin Corp. 4.45% 5/15/2028		7,193	7,094
Lockheed Martin Corp. 4.50% 2/15/2029		7,133	7,014
Lockheed Martin Corp. 5.25% 1/15/2033		348	355
Lockheed Martin Corp. 4.80% 8/15/2034		9,169	8,970
Masco Corp. 1.50% 2/15/2028		4,158	3,616
Norfolk Southern Corp. 5.05% 8/1/2030		4,288	4,287
Norfolk Southern Corp. 4.45% 3/1/2033		69	66
Northrop Grumman Corp. 4.70% 3/15/2033		8,652	8,355
RTX Corp. 5.00% 2/27/2026		4,046	4,038
RTX Corp. 5.75% 11/8/2026		25,000	25,366
RTX Corp. 1.90% 9/1/2031		788	629
RTX Corp. 2.375% 3/15/2032		425	346
RTX Corp. 6.10% 3/15/2034		243	257
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[4]		1,363	1,362
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[4]		4,172	3,865
Union Pacific Corp. 3.15% 3/1/2024		9,803	9,803
Union Pacific Corp. 4.75% 2/21/2026		10,000	9,980
Union Pacific Corp. 2.15% 2/5/2027		1,500	1,393
Union Pacific Corp. 2.375% 5/20/2031		382	323
Union Pacific Corp. 2.80% 2/14/2032		537	461
Veralto Corp. 5.35% 9/18/2028[4]		10,000	10,075
Waste Management, Inc. 4.875% 2/15/2029		10,500	10,517
Waste Management, Inc. 4.625% 2/15/2030		400	394
			292,983

Communication services 0.89%
AT&T, Inc. 1.70% 3/25/2026		48,964	45,549
AT&T, Inc. 2.30% 6/1/2027		2,493	2,284
AT&T, Inc. 4.35% 3/1/2029		3,353	3,237
AT&T, Inc. 2.75% 6/1/2031		750	639
AT&T, Inc. 2.25% 2/1/2032		1,638	1,314
AT&T, Inc. 5.40% 2/15/2034		310	311
Charter Communications Operating, LLC 2.80% 4/1/2031		759	614
Charter Communications Operating, LLC 2.30% 2/1/2032		1,631	1,240
Charter Communications Operating, LLC 4.40% 4/1/2033		10,000	8,748
Charter Communications Operating, LLC 6.65% 2/1/2034		375	377
Comcast Corp. 2.65% 2/1/2030		2,000	1,759
Comcast Corp. 4.80% 5/15/2033		203	198
Netflix, Inc. 4.875% 4/15/2028		13,635	13,613
Netflix, Inc. 5.875% 11/15/2028		10,989	11,377
Netflix, Inc. 6.375% 5/15/2029		325	345
Netflix, Inc. 5.375% 11/15/2029[4]		3,808	3,869
Netflix, Inc. 4.875% 6/15/2030[4]		2,295	2,278
SBA Tower Trust 1.631% 11/15/2026[4]		13,740	12,348
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		416	415
T-Mobile USA, Inc. 3.50% 4/15/2025		19,675	19,239
T-Mobile USA, Inc. 1.50% 2/15/2026		7,500	6,970
T-Mobile USA, Inc. 3.75% 4/15/2027		29,000	27,807
T-Mobile USA, Inc. 2.05% 2/15/2028		950	847
T-Mobile USA, Inc. 4.95% 3/15/2028		317	315
T-Mobile USA, Inc. 4.80% 7/15/2028		13,600	13,432
T-Mobile USA, Inc. 4.85% 1/15/2029		10,560	10,430
T-Mobile USA, Inc. 3.875% 4/15/2030		3,534	3,282
T-Mobile USA, Inc. 2.55% 2/15/2031		2,501	2,110
T-Mobile USA, Inc. 2.875% 2/15/2031		500	431
T-Mobile USA, Inc. 5.05% 7/15/2033		185	181
T-Mobile USA, Inc. 5.75% 1/15/2034		400	412
Verizon Communications, Inc. 1.75% 1/20/2031		1,500	1,203
Verizon Communications, Inc. 2.55% 3/21/2031		8,239	6,947
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		7,458	7,302
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,000	946
			212,369

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 0.68%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	USD	3,006	$2,774
BP Capital Markets America, Inc. 2.721% 1/12/2032		700	594
BP Capital Markets America, Inc. 4.893% 9/11/2033		782	767
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		1,840	1,757
Chevron Corp. 1.554% 5/11/2025		10,000	9,599
Chevron Corp. 1.995% 5/11/2027		7,111	6,545
Chevron USA, Inc. 0.687% 8/12/2025		3,543	3,333
Chevron USA, Inc. 1.018% 8/12/2027		2,992	2,647
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]		196	200
ConocoPhillips Co. 5.05% 9/15/2033		315	314
Continental Resources, Inc. 2.875% 4/1/2032[4]		163	131
Enbridge, Inc. 6.00% 11/15/2028		700	725
Energy Transfer, LP 6.10% 12/1/2028		13,746	14,219
Energy Transfer, LP 6.55% 12/1/2033		450	478
Enterprise Products Operating, LLC 5.05% 1/10/2026		12,361	12,357
EQT Corp. 5.70% 4/1/2028		210	212
Exxon Mobil Corp. 2.019% 8/16/2024		7,299	7,190
Exxon Mobil Corp. 2.992% 3/19/2025		5,000	4,888
Exxon Mobil Corp. 2.61% 10/15/2030		5,550	4,870
Kinder Morgan, Inc. 5.00% 2/1/2029		25,809	25,607
Kinder Morgan, Inc. 5.20% 6/1/2033		7,072	6,888
Kinder Morgan, Inc. 5.40% 2/1/2034		256	252
ONEOK, Inc. 5.55% 11/1/2026		6,185	6,234
ONEOK, Inc. 5.65% 11/1/2028		4,108	4,182
ONEOK, Inc. 5.80% 11/1/2030		143	146
ONEOK, Inc. 6.05% 9/1/2033		1,558	1,606
Pioneer Natural Resources Co. 1.125% 1/15/2026		6,015	5,586
Saudi Arabian Oil Co. 1.625% 11/24/2025[4]		1,920	1,803
Shell International Finance BV 2.00% 11/7/2024		3,200	3,130
TotalEnergies Capital International SA 2.434% 1/10/2025		6,245	6,103
Williams Companies, Inc. 4.90% 3/15/2029		22,840	22,549
Williams Companies, Inc. 5.15% 3/15/2034		3,874	3,784
			161,470

Information technology 0.50%
Analog Devices, Inc. 1.70% 10/1/2028		2,583	2,257
Apple, Inc. 1.80% 9/11/2024		2,200	2,161
Apple, Inc. 0.55% 8/20/2025		1,775	1,669
Apple, Inc. 4.00% 5/10/2028		685	670
Broadcom, Inc. 3.15% 11/15/2025		1,650	1,593
Broadcom, Inc. 1.95% 2/15/2028[4]		2,935	2,607
Broadcom, Inc. 3.469% 4/15/2034[4]		550	465
Cisco Systems, Inc. 4.85% 2/26/2029		34,762	34,825
Cisco Systems, Inc. 4.95% 2/26/2031		11,711	11,720
Cisco Systems, Inc. 5.05% 2/26/2034		16,527	16,642
Intel Corp. 4.875% 2/10/2026		10,000	9,969
Intel Corp. 4.875% 2/10/2028		5,313	5,303
Intuit, Inc. 0.95% 7/15/2025		1,455	1,374
Intuit, Inc. 1.35% 7/15/2027		1,325	1,183
Microsoft Corp. 2.40% 8/8/2026		1,377	1,304
Oracle Corp. 1.65% 3/25/2026		2,540	2,360
Oracle Corp. 4.90% 2/6/2033		500	484
Salesforce, Inc. 1.50% 7/15/2028		8,025	7,023
Salesforce, Inc. 1.95% 7/15/2031		150	123
ServiceNow, Inc. 1.40% 9/1/2030		600	482
Texas Instruments, Inc. 4.60% 2/8/2029		13,558	13,488
Texas Instruments, Inc. 4.85% 2/8/2034		2,084	2,071
			119,773

Real estate 0.37%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		2,285	1,990
American Tower Corp. 1.45% 9/15/2026		3,385	3,078
COPT Defense Properties, LP 2.25% 3/15/2026		3,253	3,043
COPT Defense Properties, LP 2.00% 1/15/2029		445	369
COPT Defense Properties, LP 2.75% 4/15/2031		1,289	1,041
Crown Castle, Inc. 5.00% 1/11/2028		10,045	9,899
Crown Castle, Inc. 5.80% 3/1/2034		450	456

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.625% 11/18/2024	USD	2,000	$1,956
Equinix, Inc. 1.25% 7/15/2025		1,850	1,747
Equinix, Inc. 1.80% 7/15/2027		650	585
Equinix, Inc. 2.00% 5/15/2028		4,630	4,084
Equinix, Inc. 2.15% 7/15/2030		650	539
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		253	222
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		228	178
Kilroy Realty, LP 6.25% 1/15/2036		2,096	2,020
Prologis, LP 4.875% 6/15/2028		9,286	9,279
Prologis, LP 5.00% 3/15/2034		305	300
Public Storage Operating Co. 1.85% 5/1/2028		2,660	2,352
Public Storage Operating Co. 1.95% 11/9/2028		3,041	2,672
Scentre Group Trust 1 3.25% 10/28/2025[4]		1,360	1,312
Sun Communities Operating, LP 2.30% 11/1/2028		4,193	3,642
VICI Properties, LP 4.375% 5/15/2025		10,073	9,902
VICI Properties, LP 4.75% 2/15/2028		24,004	23,269
VICI Properties, LP 4.95% 2/15/2030		600	572
WEA Finance, LLC 3.75% 9/17/2024[4]		3,790	3,738
			88,245

Materials 0.32%
Anglo American Capital PLC 5.375% 4/1/2025[4]		10,000	9,920
ArcelorMittal SA 3.60% 7/16/2024		2,058	2,039
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		500	497
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028		275	277
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		4,661	4,702
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		150	151
Celanese US Holdings, LLC 6.05% 3/15/2025		812	814
Celanese US Holdings, LLC 6.165% 7/15/2027		3,000	3,047
Celanese US Holdings, LLC 6.35% 11/15/2028		774	796
Celanese US Holdings, LLC 6.33% 7/15/2029		2,500	2,569
Celanese US Holdings, LLC 6.70% 11/15/2033		231	243
Dow Chemical Co. (The) 5.15% 2/15/2034		10,146	10,004
Eastman Chemical Co. 5.625% 2/20/2034		1,853	1,841
EIDP, Inc. 4.50% 5/15/2026		18,721	18,438
EIDP, Inc. 4.80% 5/15/2033		77	75
Linde, Inc. 1.10% 8/10/2030		4,191	3,358
LYB International Finance III, LLC 1.25% 10/1/2025		1,227	1,147
LYB International Finance III, LLC 2.25% 10/1/2030		1,192	993
Nutrien, Ltd. 5.90% 11/7/2024		716	717
Nutrien, Ltd. 5.95% 11/7/2025		12,790	12,899
Sherwin-Williams Co. 2.20% 3/15/2032		475	385
Vale Overseas, Ltd. 3.75% 7/8/2030		2,291	2,063
			76,975

Total corporate bonds, notes & loans			5,011,645

U.S. Treasury bonds & notes 16.62%
U.S. Treasury 15.23%
U.S. Treasury 1.75% 7/31/2024		36,290	35,764
U.S. Treasury 3.25% 8/31/2024		3,000	2,970
U.S. Treasury 4.25% 9/30/2024		8,916	8,865
U.S. Treasury 2.125% 11/30/2024		178	174
U.S. Treasury 4.50% 11/30/2024		27,500	27,355
U.S. Treasury 2.00% 2/15/2025		100,000	97,109
U.S. Treasury 4.625% 2/28/2025[7]		895,865	892,173
U.S. Treasury 1.75% 3/15/2025		27,000	26,106
U.S. Treasury 3.875% 3/31/2025		15,771	15,584
U.S. Treasury 2.875% 4/30/2025		20,600	20,120
U.S. Treasury 3.875% 4/30/2025		20,000	19,759
U.S. Treasury 4.25% 5/31/2025		73,154	72,559
U.S. Treasury 4.625% 6/30/2025		66,757	66,552
U.S. Treasury 0.25% 7/31/2025		16,000	15,007
U.S. Treasury 4.75% 7/31/2025		5,413	5,407
U.S. Treasury 3.125% 8/15/2025		26,000	25,386
U.S. Treasury 3.50% 9/15/2025		43,238	42,413
U.S. Treasury 3.00% 9/30/2025		15,033	14,630
U.S. Treasury 3.00% 10/31/2025		5,076	4,935

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 5.00% 10/31/2025	USD	7,504		$7,534
U.S. Treasury 4.50% 11/15/2025		375		374
U.S. Treasury 4.875% 11/30/2025		50,000		50,126
U.S. Treasury 0.375% 12/31/2025		25,000		23,131
U.S. Treasury 4.25% 12/31/2025		5,586		5,543
U.S. Treasury 4.25% 1/31/2026		391,230		388,323
U.S. Treasury 4.00% 2/15/2026		66,558		65,774
U.S. Treasury 0.75% 4/30/2026		67,750		62,464
U.S. Treasury 3.625% 5/15/2026		41,404		40,594
U.S. Treasury 4.50% 7/15/2026		8,050		8,045
U.S. Treasury 4.375% 8/15/2026		37,289		37,166
U.S. Treasury 0.75% 8/31/2026		308		281
U.S. Treasury 4.625% 9/15/2026		17,600		17,651
U.S. Treasury 4.75% 10/15/2026		15,000		15,050
U.S. Treasury 4.625% 11/15/2026		24,290		24,382
U.S. Treasury 4.375% 12/15/2026		65,000		64,868
U.S. Treasury 4.00% 1/15/2027		41,408		40,926
U.S. Treasury 1.50% 1/31/2027		6,000		5,525
U.S. Treasury 4.125% 2/15/2027		22,558		22,374
U.S. Treasury 2.375% 5/15/2027		500		470
U.S. Treasury 2.625% 5/31/2027		140,000		132,532
U.S. Treasury 2.75% 7/31/2027		87,340		82,864
U.S. Treasury 4.125% 9/30/2027[7]		65,792		65,275
U.S. Treasury 4.125% 10/31/2027		30,000		29,752
U.S. Treasury 2.25% 11/15/2027		56,000		51,995
U.S. Treasury 3.875% 11/30/2027		40,000		39,331
U.S. Treasury 1.125% 2/29/2028		8,000		7,070
U.S. Treasury 4.00% 2/29/2028		50,211		49,607
U.S. Treasury 3.625% 3/31/2028		10,965		10,681
U.S. Treasury 1.25% 5/31/2028		4,300		3,795
U.S. Treasury 3.625% 5/31/2028		13,661		13,297
U.S. Treasury 1.25% 6/30/2028		16,000		14,087
U.S. Treasury 1.00% 7/31/2028		—	[2]	—	[2]
U.S. Treasury 4.125% 7/31/2028[7]		200,000		198,641
U.S. Treasury 2.875% 8/15/2028		10,000		9,428
U.S. Treasury 1.125% 8/31/2028		58,000		50,531
U.S. Treasury 1.375% 10/31/2028		84,750		74,438
U.S. Treasury 4.375% 11/30/2028		160		161
U.S. Treasury 4.00% 1/31/2029		38,342		37,909
U.S. Treasury 2.875% 4/30/2029		10,000		9,361
U.S. Treasury 3.875% 12/31/2029		24,000		23,511
U.S. Treasury 4.00% 2/28/2030		73,321		72,256
U.S. Treasury 0.625% 5/15/2030		2,500		2,008
U.S. Treasury 3.75% 5/31/2030		65,000		63,129
U.S. Treasury 4.00% 7/31/2030		3,963		3,902
U.S. Treasury 4.625% 9/30/2030		153,949		156,971
U.S. Treasury 4.875% 10/31/2030		58,958		60,971
U.S. Treasury 4.00% 1/31/2031		160		157
U.S. Treasury 1.625% 5/15/2031[7]		20,000		16,769
U.S. Treasury 1.25% 8/15/2031		3,000		2,429
U.S. Treasury 1.875% 2/15/2032		10,000		8,399
U.S. Treasury 2.875% 5/15/2032[7]		4,960		4,485
U.S. Treasury 4.125% 11/15/2032		687		680
U.S. Treasury 3.50% 2/15/2033		6,019		5,679
U.S. Treasury 4.00% 2/15/2034[7]		55,373		54,296
U.S. Treasury 4.50% 8/15/2039[7]		1,699		1,726
U.S. Treasury 1.875% 2/15/2041[7]		1,455		1,003
U.S. Treasury 2.25% 5/15/2041		355		259
U.S. Treasury 4.75% 11/15/2043[7]		2,974		3,061
U.S. Treasury 1.875% 2/15/2051[7]		1,156		692
U.S. Treasury 2.375% 5/15/2051		662		447
				3,637,054

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 1.39%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]	USD	142,356		$142,659
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]		101,072		99,343
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]		29,399		27,711
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]		38,927		38,579
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]		29,867		23,868
				332,160

Total U.S. Treasury bonds & notes				3,969,214

Asset-backed obligations 12.95%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 6.619% 10/20/2031[1,3,4]		969		968
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 6.981% 11/18/2031[1,3,4]		942		941
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,4]		102		102
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]		1,246		1,252
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]		2,351		2,295
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]		4,990		5,022
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,4]		3,657		3,712
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]		4,421		4,438
Affirm, Inc., Series 2024-A, Class A, 6.27% 2/15/2029[1,4]		12,922		12,907
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.325% 7/25/2036[1,3,4]		13,927		14,050
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD CME Term SOFR + 1.212%) 6.526% 1/15/2030[1,3,4]		7,730		7,738
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD CME Term SOFR + 1.212%) 6.526% 10/16/2030[1,3,4]		15,177		15,196
Allegro CLO, Ltd., Series 2018-3, Class C, (3-month USD CME Term SOFR + 2.462%) 7.776% 10/16/2031[1,3,4]		1,050		1,049
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.426% 10/15/2029[1,3,4]		12,500		12,564
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,4]		637		637
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,4]		6,779		6,781
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,4]		14,735		14,693
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030[1,4]		2,489		2,482
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]		140		137
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]		12,407		12,429
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,4]		13,263		13,078
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]		18,619		18,137
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]		4,022		3,923
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.685% 5/26/2031[1,3,4]		2,054		2,055
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		8,353		8,363
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027[1]		16,413		16,465
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD CME Term SOFR + 1.312%) 6.631% 1/28/2031[1,3,4]		166		166
Apidos CLO, Series 2017-27, Class A1R, (3-month USD CME Term SOFR + 1.192%) 6.508% 7/17/2030[1,3,4]		769		768
Apidos CLO, Series 2013-12, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2031[1,3,4]		1,390		1,392
Apidos CLO, Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 6.589% 4/20/2031[1,3,4]		1,079		1,080
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.078% 1/20/2036[1,3,4]		750		761
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD CME Term SOFR + 1.182%) 6.499% 1/22/2028[1,3,4]		11,019		11,019
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,4]		3,800		3,797

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]	USD	15,377	$14,786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]		16,719	15,737
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]		692	656
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]		14,587	14,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,4]		1,000	1,003
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]		26,765	27,110
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]		16,901	16,837
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]		13,000	13,070
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]		18,450	18,827
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]		6,590	6,790
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,4]		5,598	5,616
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.486% 4/25/2034[1,3,4]		1,000	978
Bain Capital Credit CLO, Ltd., Series 2020-2, Class CR, (3-month USD CME Term SOFR + 2.412%) 7.721% 7/19/2034[1,3,4]		500	494
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD CME Term SOFR + 1.442%) 6.766% 7/25/2034[1,3,4]		2,000	2,002
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 7.218% 4/20/2035[1,3,4]		2,000	2,002
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[1,3,4]		20,000	19,991
Ballyrock, Ltd., CLO, Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 7.305% 4/25/2036[1,3,4]		1,143	1,153
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028[1]		7,806	7,834
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,4]		114	114
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]		7,000	6,797
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]		3,703	3,527
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]		2,095	2,040
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,4]		3,876	3,797
Battalion CLO, Ltd., Series 2018-12, Class A2R, (3-month USD CME Term SOFR + 1.712%) 7.031% 5/17/2031[1,3,4]		2,097	2,091
Battalion CLO, Ltd., Series 2021-17, Class C, (3-month USD CME Term SOFR + 2.362%) 7.679% 3/9/2034[1,3,4]		1,000	991
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 7.164% 3/13/2037[1,3,4]		2,400	2,400
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 6.679% 1/20/2031[1,3,4]		584	585
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 7.179% 4/30/2031[1,3,4]		800	801
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 7/20/2035[1,3,4]		9,873	9,964
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]		2,258	1,990
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.916% 4/20/2035[1,3,4]		2,000	2,007
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.179% 4/20/2031[1,3,4]		250	240
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD CME Term SOFR + 2.212%) 7.526% 7/15/2031[1,3,4]		2,300	2,267
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]		3,068	3,061

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	USD	10,753	$10,852
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]		6,237	6,228
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]		3,188	3,190
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]		4,696	4,689
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[1]		2,892	2,888
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.926% 4/15/2034[1,3,4]		923	914
Canyon Capital CLO, Ltd., Series 2021-1, Class C, (3-month USD CME Term SOFR + 2.20%) 7.517% 4/15/2035[1,3,4]		1,000	997
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD CME Term SOFR + 1.212%) 6.518% 8/14/2030[1,3,4]		324	324
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 6.609% 4/30/2031[1,3,4]		454	455
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]		1,592	1,591
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]		2,449	2,446
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		6,389	6,386
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]		4,322	4,336
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029[1]		8,980	9,016
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.462%) 6.776% 10/15/2034[1,3,4]		250	250
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]		3,624	3,640
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]		2,047	2,061
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		117	111
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]		564	569
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]		11,869	10,251
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]		1,689	1,564
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 8.199% 1/20/2035[1,3,4]		1,100	1,105
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.551% 7/27/2030[1,3,4]		24,751	24,747
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 8.064% 10/15/2034[1,3,4]		4,000	4,006
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.714% 3/22/2035[1,3,4]		2,000	2,006
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]		47,336	44,053
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]		6,992	5,983
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]		38,170	34,298
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]		43,629	42,595
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]		11,395	11,079
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[1]		14,965	14,889
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]		9,742	9,709
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]		3,807	3,832
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD CME Term SOFR + 0.734%) 6.055% 4/22/2026[1,3]		14,879	14,890
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[1]		10,715	10,743
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]		7,369	7,459
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]		10,093	10,269
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]		3,181	2,849
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]		7,348	6,574
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]		1,946	1,748
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]		3,648	3,223
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD CME Term SOFR + 2.812%) 8.126% 10/15/2029[1,3,4]		400	400
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]		3,369	3,368
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]		820	819
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,4]		4,591	4,576
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,4]		4,282	4,287
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,4]		9,182	9,208
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,4]		1,768	1,764
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]		6,529	6,486
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]		874	873
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,4]		1,492	1,489

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,4]	USD	238	$239
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]		3,298	3,268
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 7.926% 10/15/2031[1,3,4]		1,000	1,002
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]		6,008	6,006
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]		4,283	4,280
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]		7,615	7,617
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,4]		192	190
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,4]		105	105
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,4]		3,780	3,783
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]		3,684	3,678
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]		5,739	5,743
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,4]		10,000	9,867
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]		7,442	7,408
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.556% 4/15/2028[1,3,4]		14,386	14,395
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 1/15/2031[1,3,4]		3,412	3,419
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD CME Term SOFR + 2.112%) 7.419% 5/15/2032[1,3,4]		2,086	2,077
Dryden Senior Loan Fund, CLO, Series 2023-113, Class DR, (3-month USD CME Term SOFR + 4.40%) 9.718% 10/20/2035[1,3,4]		3,000	3,009
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.676% 4/15/2031[1,3,4]		415	415
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]		2,325	2,069
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 6.967% 7/17/2033[1,3,4]		12,000	12,046
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.619% 10/20/2034[1,3,4]		2,000	2,003
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,4]		6,659	6,564
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]		3,271	3,236
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]		12,323	12,353
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,4]		7,746	7,734
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,4]		3,045	3,038
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]		141	141
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]		591	592
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]		871	869
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]		1,219	1,219
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]		306	303
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]		2,792	2,794
Exeter Automobile Receivables Trust, Series 2024-1, Class A2, 5.53% 10/15/2026[1]		15,000	14,994
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		12,054	12,012
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]		3,628	3,624
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]		2,926	2,922
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		5,806	5,813
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		4,938	4,954
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		458	462
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]		8,232	8,209
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		416	422
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		2,286	2,315
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]		5,680	5,658
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]		4,613	4,597
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]		7,104	7,085
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]		8,022	8,140
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]		19,809	18,469
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,4]		10,229	10,238
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]		3,022	3,023
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]		4,486	4,490
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]		474	478
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]		320	319
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]		8,063	8,047

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	USD	1,874	$1,867
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]		14,819	14,352
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]		6,591	6,094
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]		8,653	8,619
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]		38,713	39,163
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.566% 4/23/2036[1,3,4]		2,000	2,011
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.316% 4/23/2036[1,3,4]		984	990
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.684% 1/15/2030[1,3,4]		376	376
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 6.546% 10/15/2030[1,3,4]		1,533	1,533
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]		7,876	7,074
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]		1,080	962
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]		6,637	5,792
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]		4,353	4,098
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,4]		10,819	9,919
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,4]		12,182	11,182
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]		30,758	27,301
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]		13,683	12,218
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]		21,000	21,080
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,4]		2,554	2,551
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]		4,733	4,738
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]		585	588
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]		529	536
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,4]		12,409	12,397
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,4]		2,531	2,527
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]		4,670	4,662
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		3,803	3,813
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		2,560	2,570
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]		1,726	1,724
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]		10,630	10,751
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]		3,487	3,597
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,4]		13,906	14,375
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]		5,716	5,701
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]		3,743	3,735
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,4]		7,050	7,087
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD CME Term SOFR + 1.172%) 6.489% 11/20/2030[1,3,4]		789	789
GoldenTree Loan Opportunities X, Ltd., CLO, Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2031[1,3,4]		7,965	7,977
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.63% 1/18/2031[1,3,4]		2,371	2,375
Golub Capital Partners CLO, Ltd., Series 2016-31, Class CR, (3-month USD CME Term SOFR + 3.162%) 8.434% 8/5/2030[1,3,4]		500	499
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 7.076% 10/25/2034[1,3,4]		2,000	2,000
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.586% 1/27/2031[1,3,4]		1,800	1,789
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.681% 7/28/2031[1,3,4]		4,700	4,705
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.814% 1/15/2035[1,3,4]		882	889
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.264% 1/15/2035[1,3,4]		1,000	1,022
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 8.979% 1/22/2031[1,3,4]		286	281
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.439% 7/20/2031[1,3,4]		2,925	2,928
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]		15,801	15,384
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]		3,904	3,793
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]		28,105	27,033

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]	USD	14,390	$14,051
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]		48,147	43,731
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]		1,580	1,433
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,4]		14,882	14,982
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]		9,606	9,925
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]		7,221	7,212
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		6,560	6,548
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028[1]		3,626	3,645
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,4]		8,316	8,283
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,4]		2,315	2,306
Ivy Hill Middle Market Credit Fund, Ltd., CLO, Series 18, Class C, (3-month USD CME Term SOFR + 2.962%) 8.279% 4/22/2033[1,3,4]		500	497
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 7.276% 7/14/2031[1,3,4]		500	500
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.168% 7/20/2035[1,3,4]		13,951	13,985
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 6.576% 4/15/2031[1,3,4]		1,442	1,443
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD CME Term SOFR + 1.662%) 6.976% 4/15/2031[1,3,4]		800	799
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 9.568% 10/20/2031[1,3,4]		1,000	1,003
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD CME Term SOFR + 1.582%) 6.896% 1/15/2032[1,3,4]		2,500	2,500
KKR Financial CLO, Ltd., Series 36, Class C, (3-month USD CME Term SOFR + 2.412%) 7.726% 10/15/2034[1,3,4]		3,000	2,984
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD CME Term SOFR + 1.472%) 6.789% 10/20/2034[1,3,4]		1,000	1,000
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]		2,498	2,476
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]		5,547	5,545
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]		1,600	1,563
LAD Auto Receivables Trust, Series 2024-1, Class A2, 5.44% 11/16/2026[1,4]		10,804	10,792
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]		8,736	8,714
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]		2,602	2,596
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]		1,426	1,428
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]		1,759	1,760
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027[1,4]		17,341	17,437
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]		3,538	3,567
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]		656	657
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,4]		4,948	4,932
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]		2,111	2,105
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,4]		5,730	5,773
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]		1,508	1,500
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,4]		543	541
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]		3,336	3,318
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,4]		3,507	3,492
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,4]		1,350	1,345
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]		1,040	1,053
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]		283	281
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031[1,4]		832	829
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.656% 7/16/2031[1,3,4]		7,978	7,985
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.579% 7/21/2030[1,3,4]		30,478	30,540
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD CME Term SOFR + 1.912%) 7.236% 4/25/2032[1,3,4]		800	801
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.726% 4/15/2029[1,3,4]		5,871	5,872
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 8.018% 1/20/2033[1,3,4]		4,285	4,287
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD CME Term SOFR + 1.442%) 6.756% 12/18/2030[1,3,4]		867	868
Marble Point CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.612%) 7.927% 7/23/2032[1,3,4]		2,400	2,392
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]		1,357	1,356
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]		14,656	14,589
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]		7,429	7,378

36	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.879% 7/20/2031[1,3,4]	USD	1,500	$1,478
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD CME Term SOFR + 1.332%) 6.649% 4/20/2033[1,3,4]		2,500	2,494
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.298% 4/18/2034[1,3,4]		2,000	2,002
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,4]		14,466	14,469
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]		25,605	25,773
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.189% 5/20/2034[1,3,4]		2,700	2,675
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]		5,226	4,591
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]		8,660	7,536
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]		23,195	20,174
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]		21,269	18,270
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]		7,986	6,786
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]		26,725	23,099
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]		11,543	10,307
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]		22,264	20,108
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]		26,311	23,843
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]		67,405	61,159
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.174% 4/20/2062[1,3,4]		16,877	16,695
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD CME Term SOFR + 2.262%) 7.579% 4/22/2029[1,3,4]		400	400
Neuberger Berman Loan Advisers LaSalle Street Lending CLO Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.325% 10/25/2036[1,3,4]		1,000	1,014
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]		157,699	137,440
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD CME Term SOFR + 2.262%) 7.581% 12/21/2029[1,3,4]		1,100	1,099
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.556% 7/25/2030[1,3,4]		8,758	8,771
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.429% 4/22/2031[1,3,4]		662	643
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.818% 4/20/2035[1,3,4]		750	754
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 2.112%) 7.429% 10/20/2030[1,3,4]		500	502
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.318% 1/20/2035[1,3,4]		4,000	4,019
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.068% 1/20/2035[1,3,4]		1,250	1,258
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.679% 7/20/2031[1,3,4]		4,207	4,213
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.587% 4/10/2033[1,3,4]		2,000	1,999
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD CME Term SOFR + 1.962%) 7.286% 1/25/2031[1,3,4]		800	788
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.536% 4/16/2031[1,3,9]		1,291	1,291
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,4]		26,257	25,978
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,4]		817	809
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]		8,759	8,401
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]		18,732	17,719
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,4]		2,000	1,879
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]		179	151
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]		1,678	1,417
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,3,4]		757	767
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.479% 4/20/2029[1,3,4]		4,560	4,559
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD CME Term SOFR + 1.512%) 6.831% 5/20/2029[1,3,4]		6,000	6,003
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.376% 10/15/2029[1,3,4]		12,808	12,788
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.976% 10/15/2029[1,3,4]		8,556	8,546

Intermediate Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.364% 4/15/2030[1,3,4]	USD	8,088	$8,087
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.134% 4/15/2031[1,3,4]		18,716	18,771
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 9.064% 4/15/2031[1,3,4]		6,000	6,002
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.069% 7/24/2031[1,3,4]		9,980	9,987
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.619% 7/24/2031[1,3,4]		7,111	7,113
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 6.578% 10/17/2031[1,3,4]		1,972	1,974
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.799% 7/20/2034[1,3,4]		2,500	2,497
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,4]		8,182	8,054
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.475% 8/16/2027[1,3,4]		6,898	6,942
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]		17,000	17,203
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]		18,138	18,160
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,4]		12,879	12,990
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]		3,145	2,933
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.268% 4/20/2036[1,3,4]		3,000	3,010
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.618% 4/20/2036[1,3,4]		429	431
PPM CLO, Ltd., Series 2020-4, Class CR, (3-month USD CME Term SOFR + 2.362%) 7.678% 10/18/2034[1,3,4]		3,250	3,219
PPM CLO, Ltd., Series 2021-5, Class D, (3-month USD CME Term SOFR + 3.312%) 8.61% 10/18/2034[1,3,4]		250	238
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]		5,825	5,824
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.685% 7/25/2051[1,3,4]		1,967	1,964
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.516% 10/15/2030[1,3,4]		26,749	26,754
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.919% 4/17/2036[1,3,4]		3,000	3,000
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]		2,139	2,148
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 6.659% 4/20/2034[1,3,4]		12,000	11,969
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]		13,050	12,974
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 6.769% 10/20/2030[1,3,4]		1,208	1,208
RR, Ltd., Series 2022-24, Class A1AR, (3-month USD CME Term SOFR + 1.73%) 7.099% 1/15/2036[1,3,4]		5,000	5,020
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		1,221	1,221
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]		2,525	2,525
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]		8,343	8,316
Santander Drive Auto Receivables Trust, Series 2023-3, Class A2, 6.08% 8/17/2026[1]		2,502	2,506
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]		3,444	3,395
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]		4,394	4,377
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]		5,869	5,872
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[1]		4,479	4,491
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		3,884	3,848
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]		4,345	4,347
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		4,757	4,717
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]		7,447	7,468
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		10,100	9,980
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		2,072	2,084
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		8,750	8,694
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]		2,912	2,912
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		6,863	6,894
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]		4,216	4,284
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		5,662	5,593
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		9,733	9,619
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]		5,950	5,942
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]		1,325	1,323

38	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]	USD	12,380	$12,230
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		1,162	1,185
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[1,4]		8,098	8,095
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,4]		11,935	11,944
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]		5,466	5,475
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]		9,364	9,414
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]		4,777	4,831
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.875% 11/15/2052[1,3,4]		3,949	3,978
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]		6,236	5,509
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]		6,311	5,535
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.656% 4/15/2030[1,3,4]		6,413	6,415
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.559% 10/20/2030[1,3,4]		4,769	4,771
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.71% 4/18/2031[1,3,4]		389	389
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 7.81% 4/18/2031[1,3,4]		800	775
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 7.826% 7/15/2034[1,3,4]		1,600	1,588
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]		9,629	8,957
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]		9,154	7,849
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]		2,454	2,285
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]		815	743
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD CME Term SOFR + 1.162%) 6.479% 12/28/2029[1,3,4]		638	637
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.623% 10/20/2031[1,3,4]		16,946	16,945
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]		19,233	18,106
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.518% 4/20/2035[1,3,4]		17,000	17,035
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.818% 10/20/2036[1,3,4]		2,000	2,031
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 9.823% 1/20/2037[1,3,4]		1,500	1,526
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.712% 4/25/2034[1,3,4]		4,000	4,011
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.416% 10/25/2029[1,3,4]		1,984	1,986
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 6.658% 1/17/2032[1,3,4]		550	550
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		40,446	40,807
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]		5,977	6,075
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]		4,309	3,908
TCW CLO, Ltd., Series 2022-1, Class D1, (3-month USD CME Term SOFR + 3.48%) 8.798% 4/22/2033[1,3,4]		2,000	1,961
TCW CLO, Ltd., Series 2019-1, Class CR, (3-month USD CME Term SOFR + 2.762%) 8.087% 8/16/2034[1,3,4]		1,000	997
TCW CLO, Ltd., Series 2019-1, Class DR, (3-month USD CME Term SOFR + 3.932%) 9.257% 8/16/2034[1,3,4]		1,500	1,462
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 8.979% 4/20/2034[1,3,4]		750	724
Teachers Insurance and Annuity Association of AME, CLO, Series 2016-1, Class AR, (3-month USD CME Term SOFR + 1.462%) 6.779% 7/20/2031[1,3,4]		1,400	1,403
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD CME Term SOFR + 1.502%) 6.818% 1/17/2030[1,3,4]		766	766
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]		3,196	2,903
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045[1,4]		2,638	2,377
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,4]		5,477	4,825
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]		23,511	20,846

Intermediate Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD CME Term SOFR + 1.732%) 7.049% 4/20/2031[1,3,4]	USD	800	$797
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[1,4]		14,656	14,672
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,4]		6,400	6,356
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]		26,891	25,604
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]		5,888	5,840
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		8,664	8,679
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]		11,558	11,520
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]		5,269	5,244
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]		5,517	5,510
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.766% 4/25/2034[1,3,4]		500	480
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.062% 1/25/2036[1,3,4]		14,000	14,018
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 6.693% 4/25/2033[1,3,4]		2,645	2,645
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.461%) 6.786% 1/25/2035[1,3,4]		2,000	1,997
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.508% 7/20/2036[1,3,4]		1,000	1,027
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]		21,683	19,224
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,4]		3,728	3,353
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]		4,655	4,046
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.668% 7/20/2031[1,3,4]		4,000	4,003
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.168% 7/20/2031[1,3,4]		4,000	4,004
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 6.948% 10/20/2034[1,3,4]		15,500	15,548
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.456% 4/15/2027[1,3,9]		327	327
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]		7,000	6,990
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		17,354	17,272
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]		9,888	9,869
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]		8,444	8,270
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]		14,481	14,333
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,4]		13,818	13,713
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,4]		5,212	5,216
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 6.699% 7/20/2032[1,3,4]		2,800	2,801
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD CME Term SOFR + 2.112%) 7.426% 7/15/2031[1,3,4]		300	297
Voya, Ltd., CLO, Series 2020-2, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.671% 7/19/2034[1,3,4]		665	655
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD CME Term SOFR + 1.152%) 6.469% 7/20/2029[1,3,4]		48	48
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.728% 1/17/2031[1,3,4]		2,057	2,059
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.167% 4/15/2034[1,3,4]		700	704
Wells Fargo Card Issuance Trust, Series 2024-A1, Class A, 5.039% 2/15/2029[1]		24,106	24,134
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,4]		1,271	1,271
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]		6,925	6,922
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,4]		7,200	7,193
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]		9,201	9,207
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]		10,000	10,031
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]		12,500	12,582
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,4]		16,800	16,851
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,4]		2,978	2,969
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]		3,188	3,180
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]		2,883	2,881
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]		6,261	6,299
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]		2,312	2,325
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]		1,287	1,302

40	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,4]	USD	3,236	$3,248
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 7.226% 7/15/2030[1,3,4]		250	250
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.56% 10/18/2030[1,3,4]		1,571	1,573
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 7.879% 10/22/2031[1,3,4]		250	249
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.825% 4/25/2036[1,3,4]		1,750	1,760
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.825% 4/25/2036[1,3,4]		1,000	1,005
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]		6,414	6,377
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		947	949
			3,091,673

Bonds & notes of governments & government agencies outside the U.S. 2.58%
Alberta (Province of) 1.875% 11/13/2024		10,000	9,763
Asian Development Bank 4.125% 9/27/2024		23,876	23,710
Asian Development Bank 1.50% 10/18/2024		19,642	19,185
Asian Development Bank 2.50% 11/2/2027		5,573	5,211
Asian Development Bank 2.75% 1/19/2028		4	4
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[4]		4,545	4,541
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]		10,000	9,694
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[4]		10,000	9,327
Chile (Republic of) 4.85% 1/22/2029		6,885	6,838
Corporacion Andina de Fomento 5.00% 1/24/2029		10,024	9,913
CPPIB Capital, Inc. 0.50% 9/16/2024[4]		6,052	5,898
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.32% 3/11/2026[3,4]		9,893	10,082
CPPIB Capital, Inc. 0.875% 9/9/2026[4]		12,181	11,092
CPPIB Capital, Inc. 4.375% 1/30/2027[4]		7,375	7,329
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]		22,926	22,147
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]		25,316	23,067
Development Bank of Japan, Inc. 1.75% 10/20/2031[4]		4,590	3,730
European Investment Bank 2.25% 6/24/2024		2,215	2,193
European Investment Bank 0.75% 10/26/2026		10,357	9,392
European Investment Bank 4.00% 2/15/2029		21,881	21,537
Inter-American Development Bank 0.50% 9/23/2024		10,000	9,737
Inter-American Development Bank 1.75% 3/14/2025		1,704	1,647
Inter-American Development Bank 4.50% 5/15/2026		16,808	16,754
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025		14,923	14,282
International Development Assn. 0.375% 9/23/2025[4]		20,000	18,663
Italy (Republic of) 2.375% 10/17/2024		27,000	26,462
Japan Bank for International Cooperation 2.50% 5/23/2024		12,280	12,198
Japan Bank for International Cooperation 2.875% 4/14/2025		17,670	17,214
Japan Bank for International Cooperation 4.25% 1/26/2026		9,562	9,446
Japan Bank for International Cooperation 1.875% 4/15/2031		9,834	8,181
KfW 0.375% 7/18/2025		20,670	19,434
KfW 5.125% 9/29/2025		29,627	29,740
Kommunalbanken 0.50% 10/21/2024[4]		6,638	6,441
Kommunalbanken 0.375% 9/11/2025[4]		25,000	23,327
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[4]		7,867	7,798
OMERS Finance Trust 3.50% 4/19/2032[4]		4,988	4,527
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]		23,131	20,997
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]		31,138	29,622
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[4]		5,070	4,237
Poland (Republic of) 3.25% 4/6/2026		472	459
Portuguese Republic 5.125% 10/15/2024		24,000	23,940
PSP Capital, Inc. 1.625% 10/26/2028[4]		12,052	10,594
Qatar (State of) 3.375% 3/14/2024[4]		9,928	9,922
Quebec Canada (Province of) 0.60% 7/23/2025		29,200	27,528
Saskatchewan (Province of) 3.25% 6/8/2027		10,528	10,088

Intermediate Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Sweden (Kingdom of) 4.375% 1/30/2026[4]	USD	6,020	$5,981
Swedish Export Credit Corp. 3.625% 9/3/2024		22,643	22,430
United Mexican States 6.00% 5/7/2036		10,000	9,975
			616,281

Federal agency bonds & notes 0.18%
Fannie Mae 0.875% 8/5/2030[7]		21,412	17,263
Federal Farm Credit Banks 1.75% 2/14/2025		17,842	17,290
Federal Farm Credit Banks 1.60% 7/13/2033		2,926	2,272
Tennessee Valley Authority 3.875% 3/15/2028		6,518	6,419
			43,244

Municipals 0.17%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		11,085	9,939

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	10,825
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,408
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,220
			17,453

New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		15,255	13,675

Total municipals			41,067

Total bonds, notes & other debt instruments (cost: $23,788,997,000)			23,248,860

Preferred securities 0.01%		Shares
Financials 0.01%
CoBank, ACB, Class E, 6.767% noncumulative preferred shares[3,4]		4,000	3,200

Total preferred securities (cost: $3,985,000)			3,200

Short-term securities 12.88%
Money market investments 12.88%
Capital Group Central Cash Fund 5.41%[10,11]		30,744,560	3,074,456

Total short-term securities (cost: $3,074,266,000)			3,074,456

Options purchased (equity style) 0.01%
Options purchased (equity style)*			1,731

Total options purchased (equity style) (cost: $2,930,000)			1,731
Total investment securities 110.26% (cost: $26,870,178,000)			26,328,247
Total options written (0.01)%†			(2,430)
Other assets less liabilities (10.25)%			(2,447,428)

Net assets 100.00%			$23,878,389

42	Intermediate Bond Fund of America

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date		Value at 2/29/2024 (000)
Call

3 Month SOFR Futures Option	2,005	USD	501,250	USD	96.00		6/14/2024	$1,591
3 Month SOFR Futures Option	150		37,500		96.50		6/14/2024	51
10 Year U.S. Treasury Note Futures Option	222		22,200		110.50		3/1/2024	31
								$1,673
Put

3 Month SOFR Futures Option	1,300	USD	325,000	USD	94.31		3/15/2024	8
3 Month SOFR Futures Option	693		173,250		94.38		3/15/2024	5
10 Year U.S. Treasury Note Futures Option	222		22,200		110.50		3/1/2024	45
								$58
								$1,731

†Options written (equity style)

Options on futures

Description	Number of contracts		Notional amount (000)		Exercise price		Expiration date	Value at 2/29/2024 (000)
Call

3 Month SOFR Futures Option	2,006	USD	(501,500)	USD	96.00		6/14/2024	$(2,345)
3 Month SOFR Futures Option	149		(37,250)		96.50		6/14/2024	(73)
								$(2,418)
Put

3 Month SOFR Futures Option	1,300	USD	(325,000)	USD	94.06		3/15/2024	(8)
3 Month SOFR Futures Option	693		(173,250)		94.13		3/15/2024	(4)
								$(12)
								$(2,430)

Futures contracts

Contracts	Type		Number of contracts		Expiration date		Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/29/2024 (000)
2 Year U.S. Treasury Note Futures	Long		31,595		7/3/2024	USD	6,469,076	$2,718
5 Year U.S. Treasury Note Futures	Long		54,417		7/3/2024		5,817,517	7,532
10 Year U.S. Treasury Note Futures	Long		19,236		6/28/2024		2,124,376	3,740
10 Year U.S. Treasury Note Futures	Short		12,411		6/28/2024		(1,416,987)	(5,792)
20 Year U.S. Treasury Bond Futures	Short		11,106		6/28/2024		(1,324,390)	(7,227)
30 Year Ultra U.S. Treasury Bond Futures	Short		1,075		6/28/2024		(137,466)	(181)
								$790

Intermediate Bond Fund of America	43

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront		Unrealized
								premium		appreciation
Receive		Pay			Notional		Value at	paid		(depreciation)
	Payment		Payment	Expiration	amount		2/29/2024	(received)		at 2/29/2024
Rate	frequency	Rate	frequency	date		(000)	(000)	(000)		(000)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	USD	231,800	$(1,341)	$—		$(1,341)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		480,632	(2,739)	—		(2,739)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		519,368	(2,956)	—		(2,956)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		35,882	(211)	—		(211)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		170,100	(1,014)	—		(1,014)
4.912%	Annual	SOFR	Annual	8/24/2025		94,000	119	—		119
4.8189%	Annual	SOFR	Annual	8/25/2025		94,000	(4)	—		(4)
4.8195%	Annual	SOFR	Annual	9/1/2025		79,000	10	—		10
4.75908%	Annual	SOFR	Annual	11/9/2025		943,600	791	—		791
4.7575%	Annual	SOFR	Annual	11/9/2025		849,400	691	—		691
4.74674%	Annual	SOFR	Annual	11/9/2025		597,000	382	—		382
3.624%	Annual	SOFR	Annual	2/20/2028		87,000	(6)	—		(6)
3.616%	Annual	SOFR	Annual	2/20/2028		41,900	(9)	—		(9)
SOFR	Annual	4.15%	Annual	5/15/2033		7,790	(161)	—		(161)
4.0135%	Annual	SOFR	Annual	8/21/2033		7,300	75	—		75
SOFR	Annual	4.061%	Annual	8/24/2033		22,000	(309)	—		(309)
SOFR	Annual	3.9519%	Annual	8/25/2033		22,000	(121)	—		(121)
SOFR	Annual	3.8275%	Annual	9/1/2033		17,900	76	—		76
SOFR	Annual	4.18799%	Annual	11/9/2033		139,500	(3,439)	—		(3,439)
SOFR	Annual	4.205%	Annual	11/9/2033		199,400	(5,187)	—		(5,187)
SOFR	Annual	4.19658%	Annual	11/9/2033		223,100	(5,653)	—		(5,653)
SOFR	Annual	3.6038%	Annual	1/8/2034		23,050	511	—		511
SOFR	Annual	3.41%	Annual	7/28/2045		233,400	13,678	—	[2]	13,678
SOFR	Annual	3.045%	Annual	7/27/2050		5,800	644	—		644
SOFR	Annual	3.6815%	Annual	2/20/2054		5,400	(36)	—		(36)
SOFR	Annual	3.6765%	Annual	2/20/2054		7,056	(40)	—		(40)
SOFR	Annual	3.7205%	Annual	2/21/2054		4,544	(62)	—		(62)
							$(6,311)	$—	[2]	$(6,311)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 2/29/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/29/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD	231,017	$(4,753)	$(3,681)	$(1,072)

Investments in affiliates11

	Value at 9/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/29/2024 (000)	Dividend or interest income (000)
Short-term securities 12.88%
Money market investments 12.88%
Capital Group Central Cash Fund 5.41%[10]	$3,620,380	$4,080,340	$4,626,209	$60	$(115)	$3,074,456	$92,683

44	Intermediate Bond Fund of America

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 6.536% 4/16/2031[1,3]	10/28/2022	$1,267	$1,291	.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD CME Term SOFR + 1.142%) 6.456% 4/15/2027[1,3]	10/4/2022	325	327	.0012
Total		$1,592	$1,618	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,213,360,000, which represented 21.83% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $161,503,000, which represented .68% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,618,000, which represented .01% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 2/29/2024.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

Fin. = Finance

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Intermediate Bond Fund of America	45

Financial statements

Statement of assets and liabilities at February 29, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $23,795,912)	$23,253,791
Affiliated issuers (cost: $3,074,266)	3,074,456	$26,328,247
Cash		17,021
Receivables for:
Sales of investments	1,835,401
Sales of fund’s shares	25,097
Dividends and interest	125,868
Variation margin on futures contracts	2,831
Variation margin on centrally cleared swap contracts	731	1,989,928
		28,335,196
Liabilities:
Options written, at value (premium received: $2,641)		2,430
Payables for:
Purchases of investments	4,409,547
Repurchases of fund’s shares	24,717
Dividends on fund’s shares	999
Investment advisory services	3,735
Services provided by related parties	2,476
Trustees’ deferred compensation	469
Variation margin on futures contracts	9,166
Variation margin on centrally cleared swap contracts	3,204
Other	64	4,454,377
Net assets at February 29, 2024		$23,878,389

Net assets consist of:
Capital paid in on shares of beneficial interest		$26,735,376
Total distributable earnings (accumulated loss)		(2,856,987)
Net assets at February 29, 2024		$23,878,389

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,931,385 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$8,552,321	691,700	$12.36
Class C	29,807	2,415	12.34
Class T	9	1	12.36
Class F-1	104,364	8,440	12.36
Class F-2	2,177,654	176,129	12.36
Class F-3	1,478,140	119,597	12.36
Class 529-A	382,756	30,957	12.36
Class 529-C	5,484	445	12.33
Class 529-E	11,174	904	12.36
Class 529-T	11	1	12.36
Class 529-F-1	10	1	12.36
Class 529-F-2	111,422	9,010	12.37
Class 529-F-3	10	1	12.36
Class R-1	4,021	326	12.34
Class R-2	69,242	5,612	12.34
Class R-2E	7,052	571	12.35
Class R-3	109,232	8,835	12.36
Class R-4	94,674	7,656	12.37
Class R-5E	14,601	1,181	12.36
Class R-5	24,721	1,999	12.37
Class R-6	10,701,684	865,604	12.36

Refer to the notes to financial statements.

46	Intermediate Bond Fund of America

Financial statements (continued)

Statement of operations for the six months ended February 29, 2024	unaudited (dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$449,123
Dividends (includes $92,683 from affiliates)	92,822	$541,945
Fees and expenses*:
Investment advisory services	28,260
Distribution services	13,799
Transfer agent services	6,841
Administrative services	3,504
529 plan services	147
Reports to shareholders	363
Registration statement and prospectus	352
Trustees’ compensation	82
Auditing and legal	161
Custodian	41
Other	32
Total fees and expenses before waiver	53,582
Less waiver of fees and expenses:
Investment advisory services waiver	4,716
Total fees and expenses after waiver		48,866
Net investment income		493,079

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(101,528)
Affiliated issuers	60
Options written	666
Futures contracts	(7,479)
Swap contracts	(11,687)	(119,968)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	277,076
Affiliated issuers	(115)
Options written	211
Futures contracts	(48,080)
Swap contracts	(3,045)	226,047
Net realized gain (loss) and unrealized appreciation (depreciation)		106,079

Net increase (decrease) in net assets resulting from operations		$599,158

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Intermediate Bond Fund of America	47

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 29, 2024*	Year ended August 31, 2023
Operations:
Net investment income	$493,079	$762,513
Net realized gain (loss)	(119,968)	(1,343,994)
Net unrealized appreciation (depreciation)	226,047	388,275
Net increase (decrease) in net assets resulting from operations	599,158	(193,206)

Distributions paid or accrued to shareholders	(468,869)	(747,916)

Net capital share transactions	247,373	(1,956,734)

Total increase (decrease) in net assets	377,662	(2,897,856)

Net assets:
Beginning of period	23,500,727	26,398,583
End of period	$23,878,389	$23,500,727

*	Unaudited.

Refer to the notes to financial statements.

48	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Intermediate Bond Fund of America	49

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

50	Intermediate Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,475,736	$—	$10,475,736
Corporate bonds, notes & loans	—	5,011,645	—	5,011,645
U.S. Treasury bonds & notes	—	3,969,214	—	3,969,214
Asset-backed obligations	—	3,091,673	—	3,091,673
Bonds & notes of governments & government agencies outside the U.S.	—	616,281	—	616,281
Federal agency bonds & notes	—	43,244	—	43,244
Municipals	—	41,067	—	41,067
Preferred securities	—	3,200	—	3,200
Short-term securities	3,074,456	—	—	3,074,456
Options purchased on futures (equity style)	1,731	—	—	1,731
Total	$3,076,187	$23,252,060	$—	$26,328,247

Intermediate Bond Fund of America	51

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,990	$—	$—	$13,990
Unrealized appreciation on centrally cleared interest rate swaps	—	16,977	—	16,977
Liabilities:
Value of options written	(2,430)	—	—	(2,430)
Unrealized depreciation on futures contracts	(13,200)	—	—	(13,200)
Unrealized depreciation on centrally cleared interest rate swaps	—	(23,288)	—	(23,288)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,072)	—	(1,072)
Total	$(1,640)	$(7,383)	$—	$(9,023)

*	Options written, futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

52	Intermediate Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Intermediate Bond Fund of America	53

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

54	Intermediate Bond Fund of America

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. For purchased options, the net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments in unaffiliated issuers in the fund’s statement of operations, and from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations. For written options, the net realized gains or losses and net unrealized appreciation or depreciation are recorded in options written in the fund’s statement of operations.

Option contracts can take different forms. The fund has entered into the following types of option contracts:

Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $1,458,208,000.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

Intermediate Bond Fund of America	55

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $21,595,529,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $4,693,160,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

56	Intermediate Bond Fund of America

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $299,631,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 29, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities from unaffiliated issuers	$1,731	Investment securities from unaffiliated issuers	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	2,430
Futures	Interest	Unrealized appreciation*	13,990	Unrealized depreciation*	13,200
Swap (centrally cleared)	Interest	Unrealized appreciation*	16,977	Unrealized depreciation*	23,288
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	1,072
			$32,698		$39,990

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain on investments in unaffiliated issuers	$275	Net unrealized depreciation on investments in unaffiliated issuers	$(1,199)
Options written	Interest	Net realized gain on options written	666	Net unrealized depreciation on options written	211
Futures	Interest	Net realized loss on futures contracts	(7,479)	Net unrealized depreciation on futures contracts	(48,080)
Swap	Interest	Net realized loss on swap contracts	(7,391)	Net unrealized depreciation on swap contracts	(5,692)
Swap	Credit	Net realized loss on swap contracts	(4,296)	Net unrealized appreciation on swap contracts	2,647
			$(18,225)		$(52,113)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Intermediate Bond Fund of America	57

As of and during the period ended February 29, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$61,993
Capital loss carryforward*	(2,220,570)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 29, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$102,686
Gross unrealized depreciation on investments	(656,937)
Net unrealized appreciation (depreciation) on investments	(554,251)
Cost of investments	26,877,156

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 29, 2024		Year ended August 31, 2023
Class A	$160,903		$252,508
Class C	464		687
Class T	—	†	—	†
Class F-1	2,039		3,676
Class F-2	44,573		72,897
Class F-3	30,749		46,646
Class 529-A	7,226		11,396
Class 529-C	76		107
Class 529-E	207		319
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	2,182		3,224
Class 529-F-3	—	†	—	†
Class R-1	63		91
Class R-2	1,093		1,576
Class R-2E	117		181
Class R-3	1,964		2,941
Class R-4	1,836		2,915
Class R-5E	272		364
Class R-5	501		854
Class R-6	214,604		347,534
Total	$468,869		$747,916

†	Amount less than one thousand.

58	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 29, 2024, CRMC waived investment advisory services fees of $4,716,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $28,260,000, which were equivalent to an annualized rate of 0.242% of average daily net assets, were reduced to $23,544,000, which were equivalent to an annualized rate of 0.202% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 29, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Intermediate Bond Fund of America	59

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 29, 2024, the 529 plan services fees were $147,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

For the six months ended February 29, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$12,308	$4,984		$1,275		Not applicable
Class C	151	18		5		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	134	96		16		Not applicable
Class F-2	Not applicable	1,212		328		Not applicable
Class F-3	Not applicable	3		220		Not applicable
Class 529-A	455	215		57		$111
Class 529-C	25	3		1		2
Class 529-E	28	2		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	23		16		31
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	20	2		1		Not applicable
Class R-2	261	110		10		Not applicable
Class R-2E	21	7		1		Not applicable
Class R-3	277	81		17		Not applicable
Class R-4	119	46		14		Not applicable
Class R-5E	Not applicable	10		2		Not applicable
Class R-5	Not applicable	7		4		Not applicable
Class R-6	Not applicable	22		1,535		Not applicable
Total class-specific expenses	$13,799	$6,841		$3,504		$147

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $82,000 in the fund’s statement of operations reflects $60,000 in current fees (either paid in cash or deferred) and a net increase of $22,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

60	Intermediate Bond Fund of America

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 29, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 29, 2024.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 29, 2024

Class A	$758,809	61,528	$159,472		12,944		$(1,087,055)	(88,344)	$(168,774)	(13,872)
Class C	4,538	368	460		37		(7,017)	(572)	(2,019)	(167)
Class T	—	—	—		—		—	—	—	—
Class F-1	7,644	623	1,967		160		(20,201)	(1,642)	(10,590)	(859)
Class F-2	338,316	27,513	43,346		3,519		(493,173)	(40,206)	(111,511)	(9,174)
Class F-3	234,966	19,101	30,663		2,489		(266,299)	(21,663)	(670)	(73)
Class 529-A	35,506	2,877	7,198		585		(53,226)	(4,316)	(10,522)	(854)
Class 529-C	2,047	166	75		7		(1,552)	(126)	570	47
Class 529-E	749	61	206		17		(1,436)	(116)	(481)	(38)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	19,866	1,611	2,172		176		(14,549)	(1,175)	7,489	612
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	443	36	62		5		(845)	(69)	(340)	(28)
Class R-2	7,279	592	1,076		88		(12,175)	(994)	(3,820)	(314)
Class R-2E	960	79	116		9		(1,099)	(90)	(23)	(2)
Class R-3	10,934	887	1,947		158		(16,464)	(1,333)	(3,583)	(288)
Class R-4	12,128	982	1,821		148		(17,591)	(1,430)	(3,642)	(300)
Class R-5E	3,104	252	270		22		(1,816)	(148)	1,558	126
Class R-5	2,549	206	499		40		(2,957)	(240)	91	6
Class R-6	840,553	67,756	213,585		17,332		(500,498)	(40,577)	553,640	44,511
Total net increase (decrease)	$2,280,391	184,638	$464,935		37,736		$(2,497,953)	(203,041)	$247,373	19,333

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	61

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2023

Class A	$1,235,912	99,150	$250,341		20,111		$(2,033,621)	(163,259)	$(547,368)	(43,998)
Class C	10,778	865	680		55		(16,043)	(1,288)	(4,585)	(368)
Class T	—	—	—		—		—	—	—	—
Class F-1	36,329	2,915	3,558		286		(55,400)	(4,455)	(15,513)	(1,254)
Class F-2	873,072	70,062	70,230		5,643		(1,802,488)	(145,585)	(859,186)	(69,880)
Class F-3	587,744	47,203	46,568		3,743		(507,489)	(40,731)	126,823	10,215
Class 529-A	61,582	4,940	11,364		913		(105,673)	(8,493)	(32,727)	(2,640)
Class 529-C	2,190	176	106		8		(2,860)	(230)	(564)	(46)
Class 529-E	1,986	159	317		26		(3,818)	(307)	(1,515)	(122)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,929	1,842	3,206		258		(27,695)	(2,230)	(1,560)	(130)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	911	73	91		7		(712)	(57)	290	23
Class R-2	17,799	1,431	1,563		126		(21,741)	(1,752)	(2,379)	(195)
Class R-2E	2,017	162	180		14		(2,102)	(170)	95	6
Class R-3	23,604	1,894	2,906		233		(33,063)	(2,652)	(6,553)	(525)
Class R-4	18,176	1,457	2,896		233		(35,859)	(2,876)	(14,787)	(1,186)
Class R-5E	4,610	368	362		29		(2,235)	(180)	2,737	217
Class R-5	4,785	382	851		68		(8,821)	(709)	(3,185)	(259)
Class R-6	1,338,697	107,272	345,970		27,791		(2,281,424)	(183,552)	(596,757)	(48,489)
Total net increase (decrease)	$4,243,121	340,351	$741,189		59,544		$(6,941,044)	(558,526)	$(1,956,734)	(158,631)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $40,471,059,000 and $39,908,896,000, respectively, during the six months ended February 29, 2024.

62	Intermediate Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
2/29/2024[5,6]	$12.29	$.24	$.06	$.30	$(.23)	$—	$(.23)	$12.36	2.47%[7]	$8,552		.69%[8]		.65%[8]		3.99%[8]
8/31/2023	12.75	.36	(.47)	(.11)	(.35)	—	(.35)	12.29	(.86)	8,673		.63		.62		2.86
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.45)	9,557		.62		.62		1.66
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	10,608		.61		.61		.80
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
Class C:
2/29/2024[5,6]	12.27	.20	.06	.26	(.19)	—	(.19)	12.34	2.12 [7]	30		1.40	[8]	1.36	[8]	3.28	[8]
8/31/2023	12.73	.26	(.46)	(.20)	(.26)	—	(.26)	12.27	(1.59)	32		1.36		1.35		2.10
8/31/2022	13.84	.12	(1.09)	(.97)	(.14)	—	(.14)	12.73	(7.04)	37		1.32		1.32		.91
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
Class T:
2/29/2024[5,6]	12.29	.26	.06	.32	(.25)	—	(.25)	12.36	2.62 [7,9]	—	[10]	.39	[8,9]	.35	[8,9]	4.29	[8,9]
8/31/2023	12.75	.39	(.46)	(.07)	(.39)	—	(.39)	12.29	(.57)[9]	—	[10]	.34	[9]	.33	[9]	3.16	[9]
8/31/2022	13.85	.26	(1.10)	(.84)	(.26)	—	(.26)	12.75	(6.09)[9]	—	[10]	.31	[9]	.31	[9]	1.98	[9]
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [9]	—	[10]	.32	[9]	.32	[9]	1.09	[9]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [9]	—	[10]	.34	[9]	.34	[9]	1.71	[9]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [9]	—	[10]	.37	[9]	.37	[9]	2.17	[9]
Class F-1:
2/29/2024[5,6]	12.29	.24	.06	.30	(.23)	—	(.23)	12.36	2.47 [7]	104		.71	[8]	.67	[8]	3.98	[8]
8/31/2023	12.75	.35	(.46)	(.11)	(.35)	—	(.35)	12.29	(.89)	114		.66		.65		2.82
8/31/2022	13.86	.21	(1.10)	(.89)	(.22)	—	(.22)	12.75	(6.45)	134		.62		.62		1.60
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
Class F-2:
2/29/2024[5,6]	12.29	.26	.06	.32	(.25)	—	(.25)	12.36	2.63 [7]	2,178		.39	[8]	.35	[8]	4.29	[8]
8/31/2023	12.75	.38	(.46)	(.08)	(.38)	—	(.38)	12.29	(.61)	2,278		.37		.36		3.06
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.18)	3,253		.34		.34		1.95
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
Class F-3:
2/29/2024[5,6]	12.29	.27	.06	.33	(.26)	—	(.26)	12.36	2.68 [7]	1,478		.28	[8]	.24	[8]	4.40	[8]
8/31/2023	12.74	.41	(.46)	(.05)	(.40)	—	(.40)	12.29	(.41)	1,470		.26		.25		3.26
8/31/2022	13.85	.28	(1.12)	(.84)	(.27)	—	(.27)	12.74	(6.08)	1,395		.23		.23		2.10
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
Class 529-A:
2/29/2024[5,6]	12.29	.24	.06	.30	(.23)	—	(.23)	12.36	2.47 [7]	383		.69	[8]	.65	[8]	3.99	[8]
8/31/2023	12.75	.35	(.46)	(.11)	(.35)	—	(.35)	12.29	(.89)	391		.66		.65		2.83
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.44)	439		.61		.61		1.65
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	63

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
2/29/2024[5,6]	$12.26	$.20	$.05	$.25	$(.18)	$—	$(.18)	$12.33	2.09%[7]	$5		1.44%[8]		1.40%[8]		3.24%[8]
8/31/2023	12.72	.26	(.47)	(.21)	(.25)	—	(.25)	12.26	(1.65)	5		1.42		1.41		2.06
8/31/2022	13.83	.12	(1.10)	(.98)	(.13)	—	(.13)	12.72	(7.08)	6		1.37		1.37		.87
8/31/2021	14.21	.01	(.07)	(.06)	(.03)	(.29)	(.32)	13.83	(.42)	8		1.33		1.33		.07
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
Class 529-E:
2/29/2024[5,6]	12.29	.23	.06	.29	(.22)	—	(.22)	12.36	2.39 [7]	11		.86	[8]	.82	[8]	3.82	[8]
8/31/2023	12.75	.33	(.47)	(.14)	(.32)	—	(.32)	12.29	(1.08)	12		.84		.84		2.63
8/31/2022	13.86	.19	(1.10)	(.91)	(.20)	—	(.20)	12.75	(6.62)	14		.81		.81		1.44
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15	18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
Class 529-T:
2/29/2024[5,6]	12.29	.26	.06	.32	(.25)	—	(.25)	12.36	2.60 [7,9]	—	[10]	.46	[8,9]	.42	[8,9]	4.23	[8,9]
8/31/2023	12.75	.39	(.47)	(.08)	(.38)	—	(.38)	12.29	(.64)[9]	—	[10]	.41	[9]	.40	[9]	3.10	[9]
8/31/2022	13.85	.25	(1.10)	(.85)	(.25)	—	(.25)	12.75	(6.16)[9]	—	[10]	.39	[9]	.39	[9]	1.91	[9]
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51 [9]	—	[10]	.37	[9]	.37	[9]	1.04	[9]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [9]	—	[10]	.40	[9]	.40	[9]	1.65	[9]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [9]	—	[10]	.44	[9]	.44	[9]	2.10	[9]
Class 529-F-1:
2/29/2024[5,6]	12.29	.25	.06	.31	(.24)	—	(.24)	12.36	2.56 [7,9]	—	[10]	.52	[8,9]	.48	[8,9]	4.16	[8,9]
8/31/2023	12.75	.38	(.47)	(.09)	(.37)	—	(.37)	12.29	(.71)[9]	—	[10]	.49	[9]	.48	[9]	3.02	[9]
8/31/2022	13.86	.25	(1.11)	(.86)	(.25)	—	(.25)	12.75	(6.26)[9]	—	[10]	.43	[9]	.43	[9]	1.86	[9]
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54 [9]	—	[10]	.36	[9]	.36	[9]	.98	[9]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
Class 529-F-2:
2/29/2024[5,6]	12.29	.26	.07	.33	(.25)	—	(.25)	12.37	2.71 [7]	111		.38	[8]	.34	[8]	4.30	[8]
8/31/2023	12.75	.39	(.46)	(.07)	(.39)	—	(.39)	12.29	(.57)	103		.34		.33		3.17
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.17)	109		.32		.32		1.96
8/31/2021[5,11]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64 [7]	120		.33	[8]	.33	[8]	1.09	[8]
Class 529-F-3:
2/29/2024[5,6]	12.29	.27	.05	.32	(.25)	—	(.25)	12.36	2.65 [7]	—	[10]	.35	[8]	.31	[8]	4.34	[8]
8/31/2023	12.75	.40	(.47)	(.07)	(.39)	—	(.39)	12.29	(.55)	—	[10]	.33		.32		3.18
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	—	[10]	.28		.28		2.01
8/31/2021[5,11]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67 [7]	—	[10]	.36	[8]	.29	[8]	1.14	[8]
Class R-1:
2/29/2024[5,6]	12.27	.20	.06	.26	(.19)	—	(.19)	12.34	2.14 [7]	4		1.36	[8]	1.32	[8]	3.32	[8]
8/31/2023	12.72	.27	(.46)	(.19)	(.26)	—	(.26)	12.27	(1.48)	4		1.33		1.32		2.19
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	4		1.30		1.30		.96
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)	5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14

Refer to the end of the table for footnotes.

64	Intermediate Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
2/29/2024[5,6]	$12.27	$.20	$.06	$.26	$(.19)	$—	$(.19)	$12.34	2.14%[7]	$69	1.34%[8]		1.30%[8]		3.34%[8]
8/31/2023	12.72	.27	(.46)	(.19)	(.26)	—	(.26)	12.27	(1.47)	73	1.32		1.31		2.17
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	78	1.30		1.30		.97
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.33)	96	1.29		1.29		.12
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103	1.32		1.32		.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96	1.36		1.36		1.19
Class R-2E:
2/29/2024[5,6]	12.27	.22	.07	.29	(.21)	—	(.21)	12.35	2.28 [7]	7	1.08	[8]	1.04	[8]	3.61	[8]
8/31/2023	12.73	.31	(.47)	(.16)	(.30)	—	(.30)	12.27	(1.20)	7	1.05		1.04		2.48
8/31/2022	13.84	.17	(1.11)	(.94)	(.17)	—	(.17)	12.73	(6.82)	7	1.03		1.03		1.27
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8	1.02		1.02		.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8	1.06		1.06		1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6	1.09		1.09		1.47
Class R-3:
2/29/2024[5,6]	12.29	.23	.06	.29	(.22)	—	(.22)	12.36	2.35 [7]	109	.93	[8]	.89	[8]	3.76	[8]
8/31/2023	12.75	.32	(.46)	(.14)	(.32)	—	(.32)	12.29	(1.13)	112	.90		.89		2.59
8/31/2022	13.86	.19	(1.11)	(.92)	(.19)	—	(.19)	12.75	(6.68)	123	.87		.87		1.39
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148	.86		.86		.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154	.89		.89		1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137	.92		.92		1.63
Class R-4:
2/29/2024[5,6]	12.29	.25	.07	.32	(.24)	—	(.24)	12.37	2.51 [7]	95	.63	[8]	.59	[8]	4.06	[8]
8/31/2023	12.75	.36	(.47)	(.11)	(.35)	—	(.35)	12.29	(.83)	98	.60		.59		2.86
8/31/2022	13.86	.23	(1.11)	(.88)	(.23)	—	(.23)	12.75	(6.40)	117	.57		.57		1.69
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139	.56		.56		.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146	.58		.58		1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133	.62		.62		1.93
Class R-5E:
2/29/2024[5,6]	12.29	.26	.06	.32	(.25)	—	(.25)	12.36	2.60 [7]	15	.43	[8]	.39	[8]	4.25	[8]
8/31/2023	12.75	.39	(.47)	(.08)	(.38)	—	(.38)	12.29	(.64)	13	.41		.40		3.16
8/31/2022	13.86	.26	(1.12)	(.86)	(.25)	—	(.25)	12.75	(6.22)	11	.38		.38		1.92
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11	.36		.36		1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8	.38		.38		1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4	.42		.42		2.14
Class R-5:
2/29/2024[5,6]	12.29	.27	.06	.33	(.25)	—	(.25)	12.37	2.65 [7]	25	.33	[8]	.29	[8]	4.35	[8]
8/31/2023	12.75	.40	(.47)	(.07)	(.39)	—	(.39)	12.29	(.54)	24	.31		.30		3.18
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	29	.27		.27		1.99
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34	.26		.26		1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39	.28		.28		1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34	.32		.32		2.23
Class R-6:
2/29/2024[5,6]	12.29	.27	.06	.33	(.26)	—	(.26)	12.36	2.68 [7]	10,702	.28	[8]	.24	[8]	4.40	[8]
8/31/2023	12.75	.40	(.46)	(.06)	(.40)	—	(.40)	12.29	(.49)	10,092	.25		.25		3.24
8/31/2022	13.85	.27	(1.10)	(.83)	(.27)	—	(.27)	12.75	(6.01)	11,086	.22		.22		2.02
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032	.21		.21		1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484	.23		.23		1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250	.27		.27		2.29

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	65

Financial highlights (continued)

	Six months ended February 29, 2024[5,6,7]	Year ended August 31,
Portfolio turnover rate for all share classes[12,13]		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	35%	125%	73%	85%	98%	90%
Including mortgage dollar roll transactions	188%	454%	263%	434%	452%	168%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees and reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

66	Intermediate Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2023, through February 29, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Intermediate Bond Fund of America	67

Expense example (continued)

	Beginning account value 9/1/2023	Ending account value 2/29/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,024.74	$3.27	.65%
Class A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class C – actual return	1,000.00	1,021.16	6.83	1.36
Class C – assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class T – actual return	1,000.00	1,026.23	1.76	.35
Class T – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-1 – actual return	1,000.00	1,024.66	3.37	.67
Class F-1 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 – actual return	1,000.00	1,026.25	1.76	.35
Class F-2 – assumed 5% return	1,000.00	1,023.12	1.76	.35
Class F-3 – actual return	1,000.00	1,026.82	1.21	.24
Class F-3 – assumed 5% return	1,000.00	1,023.67	1.21	.24
Class 529-A – actual return	1,000.00	1,024.74	3.27	.65
Class 529-A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 529-C – actual return	1,000.00	1,020.94	7.03	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class 529-E – actual return	1,000.00	1,023.87	4.13	.82
Class 529-E – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class 529-T – actual return	1,000.00	1,025.97	2.12	.42
Class 529-T – assumed 5% return	1,000.00	1,022.77	2.11	.42
Class 529-F-1 – actual return	1,000.00	1,025.62	2.42	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 529-F-2 – actual return	1,000.00	1,027.12	1.71	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.17	1.71	.34
Class 529-F-3 – actual return	1,000.00	1,026.51	1.56	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,023.32	1.56	.31
Class R-1 – actual return	1,000.00	1,021.37	6.63	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.62	1.32
Class R-2 – actual return	1,000.00	1,021.44	6.53	1.30
Class R-2 – assumed 5% return	1,000.00	1,018.40	6.52	1.30
Class R-2E – actual return	1,000.00	1,022.80	5.23	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.69	5.22	1.04
Class R-3 – actual return	1,000.00	1,023.54	4.48	.89
Class R-3 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Class R-4 – actual return	1,000.00	1,025.05	2.97	.59
Class R-4 – assumed 5% return	1,000.00	1,021.93	2.97	.59
Class R-5E – actual return	1,000.00	1,026.04	1.96	.39
Class R-5E – assumed 5% return	1,000.00	1,022.92	1.96	.39
Class R-5 – actual return	1,000.00	1,026.55	1.46	.29
Class R-5 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class R-6 – actual return	1,000.00	1,026.81	1.21	.24
Class R-6 – assumed 5% return	1,000.00	1,023.67	1.21	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

68	Intermediate Bond Fund of America

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

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Intermediate Bond Fund of America	75

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

76	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 30, 2024